As filed with the Securities and Exchange Commission on January 16, 1997

                                                       Registration No. 33-69724
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  | X |
                                                                    ---

                                                                    ---
                      Pre-Effective Amendment No.                  |   |
                                                  ----              ---
                      Post-Effective Amendment No. 4               | X |
                                                  ----              ---

                                     and/or

                        REGISTRATION STATEMENT UNDER THE            ---
                          INVESTMENT COMPANY ACT OF 1940           | X |
                                                                    ---

                              Amendment No. 5                      | X |
                                           ---                      ---

                             MMA PRAXIS MUTUAL FUNDS
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                    ----------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                -----------------

                             Jeffrey L. Steele, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                             Washington, D.C. 20005
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                                  Clint Barker
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219


| X | It is proposed that this filing will become effective on April 1, 1997 pursuant to paragraph (a)(2) of Rule 485.

         The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed the Notice required by Rule 24f-2 with respect to its fiscal year ended December 31, 1995 on February 27, 1996, and Registrant intends to file the Notice required by Rule 24f-2 with respect to its fiscal year ended December 31, 1996 on or before March 1, 1997.

                              CROSS REFERENCE SHEET

                       MMA PRAXIS INTERMEDIATE INCOME FUND
                             MMA PRAXIS GROWTH FUND
                          MMA PRAXIS INTERNATIONAL FUND
                                     OF THE
                             MMA PRAXIS MUTUAL FUNDS


Form N-1A Part A Item                                         Prospectus Caption
---------------------                                         ------------------
1.       Cover page...............................            Cover Page

2.       Synopsis.................................            Fee Table

3.       Condensed Financial
         Information...............................           Financial Highlights

4.       General Description of
         Registrant.................................          Criteria for Socially Responsible
                                                              Investing; Investment Objectives, Policies
                                                              and Risk Factors; Investment
                                                              Restrictions; General Information -
                                                              Description of the Company and Its
                                                              Shares

5.       Management of
         the Fund...................................          Management of the Company

5A.      Management's Discussions
         of Fund Performance.............                     Information is contained in Registrant's
                                                              Annual Report to Shareholders

6.       Capital Stock and Other
         Securities...................................        How to Purchase Shares; How to
                                                              Redeem Shares; Dividends and Taxes;
                                                              General Information - Description of the
                                                              Company and Its Shares; General
                                                              Information - Miscellaneous

7.       Purchase of Securities
         Being Offered..........................              Valuation of Shares; How to Purchase
                                                              Shares


8.       Redemption or
         Repurchase....................................       How to Redeem Shares

9.       Pending Legal
         Proceedings...................................       Inapplicable

Item Number in Part B                                         Statement of Additional Information
---------------------                                         -----------------------------------
                                                              Caption
                                                              -------

10.      Cover Page....................................       Cover Page

11.      Table of Contents.............................       Table of Contents

12.      General Information and
         History.......................................       Management of the Company;
                                                              Additional Information

13.      Investment Objectives and
         Policies......................................       Investment Objectives, Policies and Risk
                                                              Factors

14.      Management of the Fund.....                          Management of the Company

15.      Control Persons and Principal
         Holders of Securities.........................       Additional Information - Description of
                                                              Shares

16.      Investment Advisory and other
         Services......................................       Management of the Company

17.      Brokerage Allocation..........................       Management of the Company - Portfolio
                                                              Transactions

18.      Capital Stock and other
         Securities....................................       Additional Information - Description of
                                                              Shares

19.      Purchase, Redemption and Pricing
         of Securities Being Offered...................       Additional Purchase and Redemption
                                                              Information



20.      Tax Status......................................     Additional Information - Additional Tax
                                                              Information

21.      Underwriters....................................     Management of the Company -
                                                              Distributor

22.      Calculations of Performance
         Data............................................     Additional Information - Calculation of
                                                              Performance Data

23.      Financial Statements............................     Financial Statements


                             MMA PRAXIS MUTUAL FUNDS


                       MMA PRAXIS INTERMEDIATE INCOME FUND
                             MMA PRAXIS GROWTH FUND
                          MMA PRAXIS INTERNATIONAL FUND

                     3435 Stelzer Road, Columbus, Ohio 43219

                   For current yield, purchase, and redemption information, call 1-800-9-PRAXIS.

         The MMA Praxis Mutual Funds (the "Company") is an open-end management investment company that currently consists of three separate investment portfolios: the MMA Praxis Intermediate Income Fund (the "Income Fund"), the MMA Praxis Growth Fund (the "Growth Fund"), and the MMA Praxis International Fund (the "International Fund"). The Income Fund, the Growth Fund and the International Fund are hereinafter singularly referred to as a "Fund" and collectively referred to as the "Funds". Each of the Funds is a diversified investment portfolio of the Company.

         The goal of the MMA Praxis Mutual Funds is to join the Company's beliefs with deeds, using the tools of socially responsible investing. This is accomplished by actively seeking ways to promote human well-being, peace and justice through investment decisions.

         The primary investment objective of the Income Fund is current income, with capital appreciation as a secondary investment objective. The primary investment objective of the Growth Fund and of the International Fund is capital appreciation, with current income as a secondary investment objective for each of these two Funds.

         MMA Capital Management, Goshen, Indiana (the "Adviser") acts as the investment adviser to each of the Funds. BISYS Fund Services, Columbus, Ohio (the "Distributor") acts as the Funds' administrator and distributor. Oechsle International Advisors, L.P., Boston, Massachusetts (the "Sub-Adviser") acts as investment sub-adviser to the International Fund.

         Additional information about the Funds, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request without charge by writing to the Funds at their address or by calling the Funds at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

         This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

                               -----------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               -----------------

                  The date of this Prospectus is April 1, 1997.

                                   PROSPECTUS

                                  APRIL 1, 1997

                                TABLE OF CONTENTS

                                                                                                                PAGE

         PROSPECTUS SUMMARY.....................................................................................  4

         FEE TABLE..............................................................................................  7

         FINANCIAL HIGHLIGHTS................................................................................... 12

         CRITERIA FOR SOCIALLY RESPONSIBLE INVESTING............................................................ 13

         INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS....................................................... 15

         INVESTMENT RESTRICTIONS................................................................................ 28

         VALUATION OF SHARES.................................................................................... 29

         HOW TO PURCHASE SHARES................................................................................. 30

         HOW TO REDEEM SHARES................................................................................... 34

         SHAREHOLDER SERVICES................................................................................... 37

         DIVIDENDS AND TAXES.................................................................................... 41

         MANAGEMENT OF THE COMPANY.............................................................................. 44

         GENERAL INFORMATION.................................................................................... 49

                    This Prospectus sets forth information about the MMA Praxis Mutual Funds that you should know before investing. Please read it and retain it for future reference.

                                                PROSPECTUS SUMMARY

The Funds.............................  The MMA Praxis Intermediate Income Fund
                                        (the Income Fund"), the MMA Praxis
                                        Growth Fund (the "Growth Fund") and the
                                        MMA Praxis International Fund (the
                                        "International Fund"), each a
                                        diversified investment portfolio
                                        (collectively, the "Funds") of the MMA
                                        Praxis Mutual Funds, an open-end,
                                        management investment company organized
                                        as a Delaware business trust. For
                                        information about the various fees paid
                                        by the Funds, see the "FEE TABLE" and
                                        "MANAGEMENT OF THE COMPANY."

Shares Offered........................  Shares of beneficial interest ("Shares")
                                        of the Funds.

Offering Price........................  The public offering price of each Fund's
                                        Shares is equal to the net asset value
                                        per Share. Certain redemptions are
                                        subject to a contingent deferred sales
                                        charge that is imposed within 5 years of purchase. The maximum contingent deferred sales charge (imposed upon certain redemptions made within the first two years of purchase) is 4%. See "HOW TO PURCHASE SHARES--Contingent Deferred Sales Charges".

Minimum Purchase .....................  $500 minimum for the initial investment with a $50 minimum for subsequent
                                        investments. (See "HOW TO PURCHASE
                                        SHARES"). For a discussion of separate
                                        minimum purchase requirements for the
                                        Company's Auto Invest Plan, see
                                        "SHAREHOLDER SERVICES-- Auto Invest
                                        Plan."

Investment Objective .................  The Income Fund seeks current income.
                                        Capital appreciation is a secondary
                                        objective of the Income Fund. The Growth
                                        Fund and the International Fund each
                                        seek capital appreciation. Current
                                        income is a secondary investment
                                        objective of the Growth Fund
                                        and the International Fund.

Investment Policy ....................  The MMA Praxis Mutual Funds are governed by a policy that applies social and
                                        financial screens to financial
                                        decisions. The screens applied to the
                                        International Fund differ from the
                                        screens applied to
                                        the other Funds. See "CRITERIA FOR
                                        SOCIALLY RESPONSIBLE INVESTING."

                                        Under normal market conditions, the
                                        Income Fund will invest substantially
                                        all, but in no event less than 65%, of
                                        the value of its total assets in fixed
                                        income securities. For a description of
                                        the fixed income securities that may be
                                        purchased, see "INVESTMENT OBJECTIVES,
                                        POLICIES AND RISK FACTORS -- MMA Praxis
                                        Intermediate Income Fund." The Income
                                        Fund will maintain a dollar-weighted
                                        average maturity of three to ten years.

                                        Under normal market conditions, the
                                        Growth Fund will invest substantially
                                        all, but in no event less than 65%, of
                                        the value of its total assets in equity
                                        securities. For a description of the
                                        equity securities that may be purchased, see "INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS--MMA Praxis Growth Fund."

                                        Under normal market conditions, the
                                        International Fund will invest at least
                                        65% of the value of its total assets in
                                        equity securities of foreign companies.
                                        For a description of the equity
                                        securities that may be purchased, see
                                        "INVESTMENT OBJECTIVES, POLICIES AND
                                        RISK FACTORS--MMA Praxis International
                                        Equity Fund."

Investment Adviser and
Investment Sub-Adviser ...............  MMA Capital Management, Goshen, Indiana
                                        serves as investment adviser to each of
                                        the Funds. Oechsle International
                                        Advisors, L.P., Boston, Massachusetts
                                        serves as investment sub-adviser to the
                                        International Fund.

Dividends and Capital
Gains ................................  The Income Fund intends to declare dividends from net investment income
                                        monthly and pay such dividends monthly.
                                        The Growth Fund and the International
                                        Fund intend to declare dividends from
                                        net investment income quarterly and pay
                                        such dividends quarterly. Net realized
                                        capital gains of each Fund are
                                        distributed at least annually.

Distributor ..........................  BISYS Fund Services, Columbus, Ohio.

Risk Factors and Special
Considerations........................  Investment in the Funds may involve certain risks. The principal risk factor associated with an investment in the Income Fund is interest rate risk. Accordingly, the value of its portfolio securities and its Shares will generally vary inversely with changes in prevailing interest rates. The principal risk factor associated with an investment in the Growth Fund is the fluctuation in the principal value of equity securities. To the extent that the Growth Fund may invest in foreign securities, it will be subject to the special risks that are generally associated with such investments. The principal risk factors associated with an investment in the International Fund are the fluctuation in principal value of equity securities and the special risks associated with investing outside the United States. See "RISK FACTORS
                                        AND SPECIAL CONSIDERATIONS."

                                    FEE TABLE

                                                                                                 International
                                                              Income Fund       Growth Fund      Fund
                                                              -----------       -----------      ----
SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load Imposed on Purchases
       (as a percentage of offering price) .............        None            None             None
     Maximum Sales Load Imposed on Reinvested
       Dividends (as a percentage of offering price)....        None            None             None
     Maximum Contingent Deferred Sales Charges
       Imposed on Certain Redemptions During the
       First Five Years (as a percentage of the
       lower of (a) redemption proceeds or (b) the
       original purchase price)(1)......................        4%              4%               4%
     Redemption Fees (as a percentage of amount
       redeemed, if applicable)(2)......................        None            None             None
     Exchange Fee.......................................        None            None             None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Investment Management Fees After Fee
       Waiver(3)........................................        .33%            .74%
     12b-1 Fees After Fee Waiver(4).....................        .05%            .40%
     Other Expenses After Fee Waiver(5).................        .72%            .61%
                                                               -----           -----
          Total Fund Operating Expenses After Fee
            Waiver(6)...................................       1.10%           1.75%             2.00%
                                                               =====           =====             =====



         The purpose of this table is to assist a potential investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly.

------------------------

1 The maximum 4% contingent deferred sales charge applies to redemptions during the first two years after purchase. Such charge generally declines by 1% annually thereafter, reaching zero after 5 years. No contingent deferred sales charge is imposed on (a) amounts representing increases in net asset value above the net asset value at the time of purchase or (b) shares acquired through the reinvestment of dividends and distributions. In addition, no such charge is imposed on exchanges of one Fund's Shares for Shares of the other Funds. See "HOW TO PURCHASE SHARES."

2 A wire redemption charge (currently $10) will be deducted from the amount of a wire redemption payment made at the request of a Shareholder. See "HOW TO REDEEM SHARES--Redemption by Telephone."

3 Absent the voluntary reduction of advisory fees, Investment Management Fees for the Intermediate Income Fund, the Growth Fund and the International Fund, as a percentage of average daily net assets, would have been .50%, .74% and .90%, respectively, on an annual basis. See "MANAGEMENT OF THE COMPANY--Investment Adviser."

4 The Company has adopted a Distribution Services Plan (the "Plan") pursuant to which a Fund is authorized to pay or reimburse the Distributor a periodic amount calculated at an annual rate not to exceed 1.00% of the average daily net assets of such Fund. Amounts paid under the Plan were voluntarily limited to .05% of the average daily net assets of the Intermediate Income Fund and the International Fund. Shareholders will be given at least 30 days' notice prior to an increase in the amount of fees that will be paid under the Plan. If 12b-1 fees are paid by the Fund, long-term Shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc. (the "NASD").

5 Absent the waiver of certain fees and the reimbursement of certain expenses by the Adviser, "Other Expenses" as a percentage of average daily net assets would have been 1.14% for the Income Fund, 1.07% for the Growth Fund and ____% for the International Fund.

6 Absent the reduction of investment advisory and distribution fees and certain other expenses "Total Fund Operating Expenses" as a percentage of average daily net assets would have been 2.64% for the Income Fund, 2.81% for the Growth Fund and 4.90% for the International Fund.

EXAMPLES

         This example illustrates the expenses you would pay over different time periods on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                          1 Year     3 Years    5 Years     10 Years
                                          ------     -------    -------     --------
    Income Fund.......................      $51        $65        $ 70        $134
    Growth Fund.......................      $58        $85        $104        $206
    International Fund................      $60        $93        $118        $233

         This example illustrates the expenses you would pay over different time periods on a $1,000 investment, assuming (1) 5% annual return and (2) no redemption at the end of each time period:

                                            1 Year       3 Years      5 Years          10 Years
                                            ------       -------      -------          --------
    Income Fund.......................        $11          $35          $ 61             $134
    Growth Fund.......................        $18          $55          $ 95             $206
    International Fund................        $20          $63          $108             $233


         The expenses shown above are not annual expenses but, rather, are cumulative expenses that a Shareholder would pay for the entire period. See "MANAGEMENT OF THE COMPANY" and "GENERAL INFORMATION" for a more complete discussion of the Shareholder transaction expenses and annual operating expenses for the Funds. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                             MMA PRAXIS MUTUAL FUNDS
                            INTERMEDIATE INCOME FUND

                              FINANCIAL HIGHLIGHTS

         The table below sets forth certain financial information with respect to the Intermediate Income Fund for the period January 4, 1994 (commencement of operations) through December 31, 1994 and the years ended December 31, 1995 and 1996. Financial highlights for the Fund have been derived from financial statements audited by Coopers & Lybrand L.L.P., independent certified public accountants, whose report thereon is incorporated by reference in the Statement of Additional Information.

                                                              Year Ended        Year Ended       01/04/94
                                                              December 31,      December 31,     Through
                                                                  1996             1995         12/31/94(a)
                                                              ------------      ------------    -----------
Net Asset Value, Beginning of Period..................                          $   9.14         $ 10.00

Income From Investment Operations
Net Investment Income.................................                              0.53            0.45
Net Realized and Unrealized Gain/(Loss) on
  Investments.........................................                              1.03           (0.86)
                                                                                --------         -------
  Total From Investment Operations....................                              1.56           (0.41)
                                                                                --------         -------
Less Distributions
Dividends From Net Investment Income..................                             (0.53)          (0.45)
Dividends From Capital Gains..........................                              0.00            0.00
                                                                                --------         -------
  Total Distributions.................................                             (0.53)          (0.45)
                                                                                --------         -------
Net Asset Value, End of Period........................                          $  10.17         $  9.14
                                                                                ========         =======
Total Return (Excluding redemption charge)............                             17.47%          (4.09)%(c)
Ratios/Supplemental Data
Net Assets, End of Period (000).......................                          $ 23,470         $17,849
  Ratio of Expenses to Average Net Assets.............                              1.10%           1.10%(b)
  Ratio of Net Investment Income to Average Net
     Assets...........................................                              5.49%           4.96%(b)
  Ratio of Expenses to Average Net Assets*............                              2.64%           2.83%(b)
  Ratio of Net Investment (Loss) Income to Average Net
     Assets*..........................................                              3.95%           3.23%(b)
Portfolio Turnover Rate...............................                             31.57%           4.95%

------------------------
* During the period the investment advisory and distribution fees were voluntarily reduced by the investment adviser and distributor and certain expenses were reimbursed by the investment adviser. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

(a)      Period from commencement of operations.

(b)      Annualized.

(c)      Not annualized.

                             MMA PRAXIS MUTUAL FUNDS
                                   GROWTH FUND

                              FINANCIAL HIGHLIGHTS

         The table below sets forth certain financial information with respect to the Growth Fund for the period January 4, 1994 (commencement of operations) through December 31, 1994, and the years ended December 31, 1995 and 1996. Financial highlights for the Fund have been derived from financial statements audited by Coopers & Lybrand L.L.P., independent certified public accountants, whose report thereon is incorporated by reference in the Statement of Additional Information. Financial Highlights are not shown for the International Fund because this Fund did not offer shares during the periods shown.

                                                              Year Ended        Year Ended       01/04/94
                                                              December 31,      December 31,     Through
                                                                    1996            1995         12/31/94(a)
                                                              ---------------   ------------     -----------

Net Asset Value, Beginning of Period..................                          $   9.74         $  10.00

Income From Investment Operations
Net Investment Income.................................                              0.10             0.09
Net Realized and Unrealized Gain/(Loss) on
  Investments.........................................                              3.12            (0.07)
                                                                                --------          -------
  Total From Investment Operations....................                              3.22             0.02
                                                                                --------          -------
Less Distributions
Dividends From Net Investment Income..................                             (0.10)           (0.09)
Dividends From Capital Gains..........................                             (0.79)           (0.19)
                                                                                --------         --------
  Total Distributions.................................                             (0.89)           (0.28)
                                                                                --------         --------
Net Asset Value, End of Period........................                          $  12.07         $   9.74
                                                                                ========         ========
Total Return (Excluding redemption charge)............                             33.32%            0.27%(c)
Ratios/Supplemental Data
Net Assets, End of Period (000).......................                          $ 30,906         $ 18,009
  Ratio of Expenses to Average Net Assets.............                              1.75%            1.75%(b)
  Ratio of Net Investment Income to Average Net
     Assets...........................................                              0.90%            1.02%(b)
  Ratio of Expenses to Average Net Assets*............                              2.81%            3.25%(b)
  Ratio of Net Investment (Loss) Income to Average Net
     Assets*..........................................                             (0.16)%          (0.48)%(b)
Portfolio Turnover Rate...............................                             48.91%           35.22%

------------------------
* During the period the investment advisory and distribution fees were voluntarily reduced by the investment adviser and distributor and certain expenses were reimbursed by the investment adviser. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

(a)      Period from commencement of operations.

(b)      Annualized.

(c)      Not annualized.

                   CRITERIA FOR SOCIALLY RESPONSIBLE INVESTING

         Although Praxis is a word more commonly used in theological circles than in the context of mutual funds and finance, the Adviser believes that it captures the essence of the Company's investment philosophy. Praxis refers to a way of joining belief and action. It holds that faith detached from works is merely escapism.

         The goal of the MMA Praxis Mutual Funds is to join beliefs with deeds, using the tools of socially responsible investing. The MMA Praxis Mutual Funds are therefore governed by a policy that applies social and financial screens to investment decisions. It is the Company's philosophy that being faithful stewards means using assets God has entrusted to us to promote economic results that are in harmony with ethical beliefs. Accordingly, the Adviser will actively seek ways to promote human well-being, peace, and justice through its investment decisions.

         When considering an investment, the Adviser analyzes the performance of the issuing company not only for its financial strengths and outlook, but also for the company's performance on social issues. That is based on the tenet that social investing is good business. By utilizing social investing screens, the Company can encourage corporations to be good stewards of their resources, to care for the environment, and to create work environments that benefit both the employees and the shareholders.

         Investors should understand, however, that socially responsible investing outside the United States can be more difficult. Countries have quite different laws and regulations governing the securities markets, financial and company disclosure, environmental, labor, health and welfare standards and practices. Generally, there is less information available to the public about the business activities and practices of foreign companies. As a result, it is more difficult to effectively apply social investing screens abroad than it is in the United States. Accordingly, the International Fund may unintentionally invest in foreign companies that may engage in a line of business or other practices that do not meet the Fund's social screens. Nevertheless, it is the goal of the

Adviser (hereinafter, the term Adviser includes the Sub-Adviser where appropriate in the context) to avoid investment in such companies domestically, and internationally and foreign investments will be screened to attempt to assure that the Fund's investments are socially responsible based upon the Company's principles. When the Company becomes aware that it has invested in a Company that may be engaged in an activity which is inconsistent with the Company's principles, it may first seek to use its influence to change that activity and may eventually determine to sell its investment. The Company is not under any strict time schedule to make a decision to sell such investments.

         Among the Company's principles are the following:

         1. Peace. Peace is a major concern. The manufacture and support of military armaments are not consistent with the Company's values. Thus, the Adviser restricts investments in major military contractors and in arms production by avoiding investments in:

          a) companies on the most recent list of the United States Department of Defense's 50 largest contractors;

          b) United States companies with 5 percent or more of their gross sales in defense contracts; and

          c) United States Treasury Bills, Notes and Bonds since a portion of the proceeds from such securities are used to finance military expenditures.

          d) foreign companies for which the ratio of military equipment sales to gross revenues is 5% or greater.

         2. Justice. In all investments in United States based companies, the Adviser seeks appropriate means to advocate justice and/or focus on investments which support and enhance the quality of human life. In this connection the Adviser will seek to invest in those companies whose products provide for basic human needs such as food, clothing and housing. In addition to considering the product produced, the Adviser will seek to advocate justice by investing in companies that provide for equal employment opportunities, that have positive community relationships, and that strive to create wholesome work environments for their employees.

         3. Stewardship and Health. Some businesses are involved with products that are not consistent with stewardship and health. The Adviser will avoid investments in companies that manufacture alcoholic beverages or tobacco, and companies involved in the manufacture or direct operation of gambling equipment or facilities. The Adviser favors companies that provide products or services that promote a better quality of life such as health care, housing, food, and education.

         4. Responsible Management. The conduct of business is the responsibility of a company's management. As a matter of general policy, the Funds favor companies with positive job training programs, effective equal employment opportunities, and positive environmental records. As noted above, varying disclosure and legal standards in other countries make it more difficult to effectively apply this policy abroad than in the United States. The International Fund may unintentionally make investments in foreign companies that do not adhere to the same standards as United States domiciled companies. However, the International Fund will attempt to give preference to companies for which there is a basis for concluding that management has not engaged in significantly harmful employment, environmental or social practices. The International Fund will also avoid those companies significantly involved in activities known to the Adviser to be socially or environmentally harmful.

                INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

         Each Fund has its own investment objective and policies, which are described below. The investment objective of each Fund is a fundamental policy and, as such, may not be changed without the approval of the holders of a majority of the outstanding Shares of a Fund (as described under "GENERAL INFORMATION--Miscellaneous"). There can be no assurance that a Fund will achieve its investment objective. The other policies of a Fund may be changed without the approval of the holders of a majority of Shares unless (1) the policy is expressly deemed to be a fundamental policy of the Fund or (2) the policy is expressly deemed to be changeable only by a majority vote. All percentage limitations on investments for a particular Fund apply at the time of purchase. The Funds are not required to sell securities if as a result of market appreciation an investment limitation is exceeded.

MMA PRAXIS INTERMEDIATE INCOME FUND

         The primary investment objective of the Income Fund is to seek current income with capital appreciation as a secondary objective. Under normal market conditions, the Income Fund will invest substantially all, but in no event less than 65%, of the value of its total assets in fixed income securities of all types, consistent with the Fund's social criteria. Fixed income securities shall include bonds, fixed income preferred stocks, debentures, notes, zero-coupon securities, mortgage-related and other asset-backed securities, state, municipal or industrial revenue bonds, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, debt securities convertible into, or exchangeable for, common stocks, foreign debt securities, guaranteed investment contracts, income participation loans (whereby the Fund acquires an interest in privately negotiated loans to borrowers), first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by agencies or instrumentalities of the U.S. Government. The Fund will invest in fixed income securities which the Adviser believes, as a result of inefficiencies in the bond market, are inefficiently priced and therefore offer opportunities for superior performance. The Income Fund will invest in state and municipal securities when, in the opinion of the Adviser, their yields are competitive with comparable taxable debt obligations. In addition, the Income Fund may invest up to 35% of the value of its total assets in (1) variable income preferred stocks, (2) short-term obligations consisting of high quality (i.e., rated A-2 or better or Prime-2 or better) money market instruments (commercial paper, certificates of deposit and bankers' acceptances), variable amount master demand notes, and variable and floating rate notes, and (3) repurchase agreements. The Income Fund may also engage in certain options and futures transactions, loans of portfolio securities and reverse repurchase agreements. As permitted by the Investment Company Act of 1940 (the "1940 Act"), the Income Fund may also invest up to 10% of its total assets in securities of other investment companies. The Fund will generally invest in other investment companies that also have current income as their investment objective, and the Fund may invest in money market mutual funds. As a result of the Income Fund investing in such other investment companies, shareholders of the Fund will indirectly bear a proportionate share of the expenses of these underlying funds during the period while the Fund is invested in these funds. Some of the securities in which the Income Fund invests may have warrants or options attached. The Income Fund will maintain a dollar-weighted average maturity of three to ten years under ordinary market conditions.

         U.S. CORPORATE DEBT SECURITIES. The Income Fund may invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay. In the case of notes and bonds, they may be secured by mortgages on real property or security interests in personal property. The Income Fund will invest in such corporate debt securities only if they are rated within the four highest rating categories at the time of purchase by one or more appropriate nationally recognized statistical rating organizations (individually, an "NRSRO"; collectively, "NRSROs") (e.g., Moody's Investors Service, Inc. and Standard & Poor's Corporation) or, if unrated, which the Adviser deems to present attractive opportunities and are of comparable quality. Securities rated in the fourth highest rating category have speculative characteristics, even though they are of investment-grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Such securities will be purchased (and retained) only when the Adviser believes the issuers have an adequate capacity to pay interest and repay principal. In the event that a particular security is downgraded to a rating of less than investment grade, the Adviser will retain the security and will then conduct a review of the creditworthiness and other relevant attributes of the issuer to determine whether to continue holding the security. For a description of the rating symbols of the NRSROs, see the Appendix to the Statement of Additional Information.

         FOREIGN DEBT SECURITIES. Debt securities of foreign issuers shall include Eurobonds and securities issued by Canadian corporations. The Fund may also invest in U.S. dollar-denominated international certificates of deposit, bankers' acceptances and foreign fixed income issues for which the primary trading market is in the United States ("Yankee Obligations"). Any investments by the Fund in these debt securities will be in accordance with its investment policies and restrictions. For a discussion of the special risks associated with investments in foreign securities, see "INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS--Special Considerations and Risk Factors."

         COMMERCIAL PAPER. The Income Fund will purchase commercial paper rated at the time of purchase within the top two rating categories of appropriate NRSROs or, if not rated, found by the Adviser to be of comparable quality. See the Appendix to the Statement of Additional Information for a description of these ratings.

         TEMPORARY INVESTMENTS. For temporary defensive purposes, the Income Fund may invest all or any portion of its assets in the money market instruments and repurchase agreements referred to above when, in the opinion of the Adviser, it is in the best interests of the Fund to do so based upon current market conditions.

         GOVERNMENT RELATED SECURITIES. As indicated above, the Income Fund may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government ("Government Related Securities"). The Fund will not purchase U.S. Treasury Bills, Notes and Bonds. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not obligated to do so by law. The Income Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal. The U.S. Government does not guarantee the market value of any security; therefore, the market value of the Government Related Securities in the

Income Fund's portfolio and of the Shares of the Fund can be expected to fluctuate as interest rates change.

         Mortgage-Related and Asset-Backed Securities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies (such as the Government National Mortgage Association) and government-related organizations (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), as well as by private issuers (such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies). Collateralized mortgage obligations ("CMOs"), which are debt securities that are secured by mortgage loans or agency certificates, will be purchased only if they meet the rating requirements set forth above with respect to the Income Fund's investments in debt securities of U.S. corporations. For additional information regarding the Income Fund's investments in mortgage-related securities, see the Statement of Additional Information.

         Although certain mortgage-related securities may be guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Thus, for example, if the Income Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether due to changes in interest rates or prepayments of the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since, in periods of declining interest rates, the mortgages underlying the securities are prone to prepayment. For this and other reasons, the stated maturity of a mortgage-related security may be shortened by unscheduled prepayments on the underlying mortgages and, accordingly, it is not possible to predict accurately the security's return to the Income Fund since the Fund would generally be investing the proceeds in a market with lower interest rates. In addition, regular payments received in respect to mortgage-related securities include both interest and principal. No assurance can be given as to the return that the Income Fund will receive when these amounts are reinvested.

         Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools or leases, retail installment loans or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARSSM") and unsecured (such as Credit Card Receivable Securities or "CARDSSM"). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Asset-backed securities will be purchased only if they meet the rating requirements set forth above with respect to the Income Fund's investments in debt securities of U.S. corporations.

         Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, the Income Fund may invest in other asset backed securities that may be developed in the future, provided that adequate disclosure has first been made in the Prospectus or any supplement thereto.

         Issuers of mortgage-backed and asset-backed securities often issue one or more classes, one of which (the "Residual") is in the nature of equity. The Income Fund will not invest in any Residual.

MMA PRAXIS GROWTH FUND

         The primary investment objective of the Growth Fund is to seek capital appreciation with current income as a secondary objective. Through value-oriented investing, the Growth Fund invests primarily in undervalued securities of medium to large capitalization companies (i.e., those companies having greater than $200 million in assets) which, in the Adviser's view, provide products and services that are consistent with the Company's social responsibility criteria. Consistent with the foregoing, the Adviser will seek to identify companies with the following characteristics when selecting equity securities for investment on behalf of the Growth Fund:

         (1) steady earnings and cash flow growth historically and/or prospectively;

         (2) dominant market position or strong niche products and services;

         (3)      favorable balance sheets;

         (4)      excess cash flow from operations; and

         (5)      sustainable dividend growth.

         In addition, the Adviser will employ the following traditional valuation methods for purposes of identifying undervalued securities:

         (1)      low absolute and comparative price-earning ratios;

         (2)      low price to book valuations; and

         (3)      low price relative to the industry value.

         Under normal market conditions, the Growth Fund will invest substantially all, but in no event less than 65%, of the value of its total assets in equity securities, which are defined as common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks. The remainder of the Growth Fund's assets may be invested in any combination of non-convertible fixed income securities and repurchase agreements. The Growth Fund may also engage in the options and futures transactions described below and may invest in the securities of other investment companies.

         SHORT SALES. The Growth Fund may also sell securities short "against-the-box." A short sale "against-the-box" is a short sale (i.e., a sale made in anticipation of the drop in value of a particular stock) in which the Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short. In the event that the Fund were to sell securities short "against the box" and the price of such securities were to then increase rather than decrease, the Fund would forego the potential realization of the increased value of the shares sold short.

         FIXED INCOME SECURITIES. Because the market value of fixed income securities can be expected to vary inversely to changes in prevailing interest rates, investing in such fixed income securities can provide an opportunity for capital appreciation when interest rates are expected to decline. The non-convertible fixed income securities referred to above will consist of (1) corporate notes, bonds and debentures that are rated investment grade at the time of purchase (i.e. within the four highest rating categories of one or more appropriate NRSROs) or, if unrated, are deemed by the Adviser to be of comparable quality to those securities that are rated investment grade and (2) Government Related Securities. For a description of securities rated within the fourth highest rating category of NRSROs, see "INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS--Praxis Intermediate Income Fund." For a complete description of the ratings assigned to corporate debt securities by NRSROs, see the Appendix to the Statement of Additional Information.

         FOREIGN SECURITIES. The Growth Fund may invest in the securities of foreign issuers. In addition, the Growth Fund may indirectly invest in foreign securities through the purchase of sponsored and unsponsored American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian commercial paper, and in Europaper (U.S. dollar-denominated commercial paper of a foreign issuer). For a discussion of the risks associated with investments in foreign securities, see "INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS--Special Considerations and Risk Factors."

         CONVERTIBLE SECURITIES. The Growth Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as (1) higher yields than common stock, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

MMA PRAXIS INTERNATIONAL FUND

         The primary investment objective of the International Fund is capital appreciation. Current income is a secondary objective. The International Fund invests at least 65% of the value of its total assets in equity securities of foreign companies, i.e., companies organized under the laws of, headquartered in, or whose common equity securities are principally traded in countries outside the United States ("foreign issuers"). The Fund will invest primarily in the more developed countries of western Europe and of Asia, such as, but not limited to, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom; however, the Fund may invest up to 20% of its assets in countries with less developed securities markets, such as, but not limited to, Korea, Indonesia, Mexico, and Thailand. The Fund will normally invest in at least 8 different countries outside the United States.

         The International Fund is not alone a balanced investment plan. It is, however, intended for long-term investors who seek capital appreciation through investments abroad and who are willing and able to accept the risks and share price volatility associated with foreign investing. See "Risk Factors and Special Considerations" below.

         The Fund may purchase common stocks, preferred stocks, sponsored and unsponsored depositary receipts, options, warrants and other securities convertible into common stocks. In addition, under unusual conditions abroad or when the Adviser and Sub-Adviser believe that economic or market conditions warrant, the Fund may invest up to 100% of its total assets for temporary, defensive reasons in equity securities of U.S. companies. In addition, the Fund may, under normal market conditions, invest up to 35% of its total assets, and up to 100% of its total assets for temporary defensive purposes, in debt securities of all types provided that such securities are of investment grade, i.e., rated BBB or higher by Standard & Poor's or Baa or higher by Moody's or if unrated are, in the opinion of the Adviser or Sub-Adviser, of comparable quality. For a description of securities rated within the fourth highest rating category of NRSROs, see "INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS--Praxis Intermediate Income Fund." For a complete description of the ratings assigned to corporate debt securities by NRSROs, see the Appendix to the Statement of Additional Information.

         INVESTMENT STYLE. In managing the International Fund, the Sub-Adviser attempts to identify opportunities for return based on a strategy that seeks out securities markets that the Sub-Adviser believes are undervalued and then overweighing those markets while controlling risk through country and issuer diversification. The investment process focuses upon countries, currency considerations, industries and specific companies. The Sub-Adviser believes that allocations to and among countries are, however, particularly important in identifying relative return opportunities and in controlling risk, and in making country allocations, the Sub-Adviser takes into account a range of factors, including the relative strength of a country's currency as well as rate of return expectations. Decisions to invest in particular countries, industries and companies are based upon fundamental research. The Sub-Adviser relies upon direct contact with corporate managements and research from global and regional economists, research analysts within the brokerage community, industry and trade specialists, as well as trade and media publications.

         OPTIONS AND FUTURES CONTRACTS. The Fund may purchase or sell options on specific securities and currencies, as well as options on securities indexes. It may also enter into futures contracts and related options contracts. Options and futures may be used for any legally permissible purpose, including hedging or as a substitute for purchasing a particular security or group of securities or to reduce transaction costs. Futures contracts can be used to help manage cash flow and remain invested in particular markets. They may also be used to hedge or reduce the risk of owning certain securities. See "Other Investment Techniques Permitted for Each Fund." The Fund may have up to 10% of its net assets committed to options and futures transactions.

         FOREIGN CURRENCY. The Fund may also purchase and sell foreign currencies on a spot or forward basis. Investing in securities denominated in foreign currencies involves the risk of unfavorable foreign exchange rate changes. The Fund's net asset value will be reported, and dividends from the Fund will be made, in U.S. dollars. Accordingly, the Fund's net asset value, expressed in U.S. dollars, would be adversely affected by a depreciation in the value of foreign currencies relative to the U.S. dollar. The Fund may engage in currency transactions, including forward currency exchange contracts and options on foreign currencies, to protect (i) against the decline in the dollar value of foreign portfolio securities and (ii) against increases in the U.S. dollar cost of foreign securities to be acquired. The Fund does not, however, expect to use foreign currency transactions to a significant degree except to protect against increases in the U.S. dollar cost of foreign securities to be acquired. As discussed above, the Sub-Adviser takes currency considerations into account in selecting countries and issuers for investment. Moreover, an extensive use of currency transactions requires predicting currency movements accurately and involves countervailing costs and risks of loss, and there can be no assurance that currencies will move in the direction anticipated by the Sub-Adviser.

RISK FACTORS AND SPECIAL CONSIDERATIONS

         The principal risk factor associated with an investment in the Income Fund is interest rate risk. Accordingly, the value of its portfolio securities and its Shares will generally vary inversely with changes in prevailing interest rates.

         The principal risk factor associated with an investment in the Growth Fund is the fluctuation in the principal value of equity securities. To the extent that the Growth Fund may invest in foreign securities, it will be subject to the special risks that are generally associated with such investments, which are discussed below.

         The principal risk factors associated with an investment in the International Fund are the fluctuation in the principal value of equity securities and the special risks that are generally associated with foreign investments.

         Investment in foreign securities is subject to special risks that differ in various respects from those related to investment in securities of U.S. domestic issuers.

         Significant portions of the assets of the International Fund, in particular, will be invested in securities denominated in foreign currencies. Changes in the exchange rate of the U.S. dollar against other currencies in which the Fund's investments are denominated will affect the U.S. dollar value of the Fund. Exchange rates are determined by forces of supply and demand in the foreign exchange markets and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Fund's net asset value and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long term.

         In addition, foreign securities markets differ from U.S. securities markets. They may be subject to different or less regulation or governmental oversight. Foreign securities markets often have less trading volume and less liquidity and greater share price volatility than U.S. securities markets. Brokerage commissions, custodial services and other costs of investing are generally more expensive than in the United States. Foreign securities markets have different and often less efficient transaction settlement systems. In certain markets settlements can be delayed, resulting in difficulty in disposing of securities or achieving attractive investment opportunities. Different business practices and different levels of government oversight can increase the risk of loss due to lost, stolen or counterfeit securities. These risks are generally not as significant in the more developed countries and markets as they are in developing or emerging markets.

         Investment in securities of foreign companies is also subject to special risks, such as future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements and less publicly available information, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions, and the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies. Securities of foreign issuers may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Funds and which might not be recoverable by the Funds or shareholders. For additional information regarding these risks, see "INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS--Additional Information on Portfolio Instruments--Foreign Investments" in the Statement of Additional Information.

OTHER INVESTMENT TECHNIQUES PERMITTED FOR EACH FUND

         REPURCHASE AGREEMENTS. Securities held by a Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and from registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Company's Board of Trustees. The seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements must be of the same type and quality as those in which a Fund may invest directly. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at an amount equal to 102% of the repurchase price (including accrued interest). This requirement will be continually monitored by the Adviser. In addition, securities subject to a repurchase agreement will be held in a segregated account. If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss if the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or the disposition of such securities by a Fund were delayed pending court action. Repurchase agreements are considered to be loans collateralized by the underlying security under the 1940 Act. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

         OPTIONS. The Funds may each purchase put and call options listed on a securities exchange or traded over-the-counter in an amount not exceeding 5% of their respective net assets. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the option writer.

         The Funds may also write covered call options. A covered call option is an option to acquire a security that a Fund owns or has the right to acquire during the option period. The aggregate value of the securities subject to covered call options written by a Fund will not exceed 25% of the value of its net assets. In order to close out an option position, a Fund may enter into a "closing purchase transaction"--the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Fund previously wrote. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price but retains the risk of loss should the price of the security decline. The use of covered call options will not be a primary investment technique of a Fund. For additional information relating to option trading practices, including particular risks, see the Statement of Additional Information.

         FUTURES CONTRACTS AND RELATED OPTIONS. The Funds may invest in futures contracts and options on futures contracts to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Commission and thus will engage in such transactions for bona fide hedging purposes to manage risks associated with various portfolio securities and not for speculative purposes. Such transactions, including stock or bond index futures contracts, or options thereon, act as a hedge to protect a Fund from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities. Hedging is a specialized investment technique that entails skills different from other investment management. The Adviser (and Sub-Adviser to the International Fund) may consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of a Fund. A stock or bond index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock or bonds included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock or bond in the index is contemplated. Similarly, it may be in the best interest of a Fund to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified securities.

         The purchase and sale of futures contracts or related options will not be a primary investment technique of the Funds. Neither of the Funds will purchase or sell futures contracts (or related options thereon) if, immediately after purchase, the aggregate initial margin deposits and premiums paid by a Fund on its open futures and options positions, exceeds 5% of the liquidation value of the Fund after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. For a more detailed description of futures contracts and related options, see the Statement of Additional Information.

         REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid high grade debt securities, such as U.S. Government securities, consistent with its investment restrictions, having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. A reverse repurchase agreement is considered to be a borrowing by an investment company under the 1940 Act. For further information about reverse repurchase agreements, see "INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS--Additional Information on Portfolio Instruments--Reverse Repurchase Agreements" in the Statement of Additional Information.

         LENDING OF PORTFOLIO SECURITIES. From time to time in order to generate additional income, a Fund may lend its portfolio securities, provided such action is consistent with its investment objective, policies, and restrictions. During the time portfolio securities are on loan, the borrower will pay a Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by a Fund or the borrower at any time.

         A Fund will enter into loan arrangements only with broker-dealers, banks or other institutions that are not affiliated directly or indirectly with the Company and which the Adviser has determined are creditworthy under guidelines established by the Company's Board of Trustees. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower defaults on its lending agreement or enters into bankruptcy, a Fund will receive 100% of the collateral on loaned securities in the form of cash or Government Related Securities. This collateral will be valued daily by the Adviser and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund.

         Although each of the Funds does not expect to do so on a regular basis, it may lend portfolio securities in amounts representing up to one third of the value of the Fund's total assets.

         WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. A Fund may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, however, the Fund's custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause a Fund to miss a price or yield considered to be advantageous.

         A Fund's commitment to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. Neither of the Funds intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         TEMPORARY INVESTMENTS. The International Fund may, for daily cash management purposes, also invest in high quality money market securities (commercial paper, certificates of deposit and bankers' acceptances), as well as the repurchase agreements referred to above. The International Fund may invest, without limit, in any combination of the Government Related Securities, money market instruments and repurchase agreements referred to above when, in the opinion of the Sub-Adviser, it is determined that a temporary defensive position is in the best interests of the Fund based upon current market conditions.

         OTHER INVESTMENT COMPANIES. Each Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies. A Fund will incur additional expenses due to the duplication of expenses as a result of investing in other investment companies. Additional restrictions on a Fund's investments in the securities of other investment companies are contained in the Statement of Additional Information.

                             INVESTMENT RESTRICTIONS

         Each Fund is subject to the following fundamental investment restrictions that may be changed only by the affirmative vote of a majority of the outstanding Shares of such Fund (as defined below under "GENERAL INFORMATION--Miscellaneous"). Other investment restrictions, both fundamental and non-fundamental, are set forth under "INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS--Investment Restrictions" in the Statement of Additional Information.

         Each Fund will not:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by U.S. Government agencies or instrumentalities, if, immediately after such purchase, with respect to 75% of its portfolio, more than 5% of the value of the total assets of the Fund would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer.

         2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by U.S. Government agencies or instrumentalities and repurchase agreements secured by obligations of U.S. Government agencies or instrumentalities;
                  (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         4. Make loans, except that the Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

                               VALUATION OF SHARES

         The net asset value of each of the Funds is determined and its Shares are priced as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) on each Business Day ("Valuation Time"). A "Business Day" is a day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no Shares of that Fund are tendered for redemption and no order to purchase any Shares is received) during which there is sufficient trading in money market instruments or in its portfolio securities that a Fund's net asset value per share might be materially affected.

         The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Funds will also be closed in observance of Martin Luther King Day.

         For each Fund, the net asset value per Share will fluctuate as the value of the Fund's investment portfolio changes.

         The securities in the Funds will be valued at market value. The Funds use various independent pricing services to value most of their investments. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

                             HOW TO PURCHASE SHARES

         Shares of the Funds are sold on a continuous basis by the Company's Distributor, BISYS Fund Services. The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Funds at 1-800-9-PRAXIS.

         Shares of the Funds are continuously offered and may be purchased directly either by mail or by telephone. Shares may also be purchased through a broker-dealer who has established a dealer agreement with the Distributor. Investors may be charged a fee if they effect transactions in fund shares through a broker or agent. Except as otherwise provided in this Prospectus, the minimum investment is $500 for the initial purchase of Shares and $50 for subsequent purchases. For purchases that are made in connection with 401(k) plans, 403(b) plans and other similar plans or payroll deduction plans, the minimum investment amount for initial and subsequent purchases may be waived. (See "SHAREHOLDER SERVICES--Auto Invest Plan" below for separate minimum investment requirements).

         Purchases of Shares of the Funds will be executed at the next calculated net asset value per Share following the receipt of an order to purchase Shares in good form ("public offering price"). In the case of orders for the purchase of Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits it to the Funds by 4:00 p.m. Eastern Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next business day.

         Investors should be aware of the applicability of a contingent deferred sales charge to certain redemptions (see "HOW TO PURCHASE SHARES--Contingent Deferred Sales Charges").

         Purchases by Mail. Shares of a Fund may be purchased by completing an account application and mailing it along with a check (or other negotiable bank draft or money order) made payable to the appropriate Fund for at least the minimum initial purchase amount, to:

                             MMA PRAXIS MUTUAL FUNDS
                                  Dept. L 1318
                            Columbus, Ohio 43260-1318

         An account application accompanies this Prospectus. Subsequent purchases of Shares of a Fund may be made at any time by mailing a check payable to the appropriate Fund with your investment stub (which is attached to all confirmations and periodic statements), to the above address.

         PURCHASES BY TELEPHONE. Shares of a Fund may be purchased by calling the Funds at 1-800-9-PRAXIS, if your account application has been previously received by the Distributor. For Shares ordered by telephone, payment is made by wiring funds to the Funds' custodian. Prior to wiring funds and in order to ensure that wire orders are invested promptly, investors must call the Distributor at the number above to obtain instructions regarding the bank account number to which the funds should be wired and other pertinent information.

         OTHER INFORMATION REGARDING PURCHASES. Purchases of Shares will be effected only on a Business Day (as defined in "VALUATION OF SHARES") based upon the public offering price. The Company reserves the right to reject any order for the purchase of a Fund's Shares in whole or in part, including purchases made with foreign and third party drafts or checks.

         Every Shareholder of record will receive a confirmation of each transaction in his or her account, which will also show the total number of Shares of that Fund owned by the Shareholder. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares of the Funds will not be issued.

         CONTINGENT DEFERRED SALES CHARGES. There is no sales charge imposed on the purchase of Shares of the Funds at the time of purchase. Therefore, the full amount of the purchase payment is invested. However, when Shares are redeemed within five years after their purchase, a contingent deferred sales charge will be imposed at rates declining from 4% to zero in accordance with the table below.

                                                                       Contingent Deferred
                  Year in Which                                        Sales Charge as a
                  Shares Redeemed                                      Percentage of
                  Following Purchase                                   Dollar Amount
                  ------------------                                   -------------------
First....................................................                       4.0%
Second...................................................                       4.0%
Third....................................................                       3.0%
Fourth...................................................                       2.0%
Fifth....................................................                       1.0%
Sixth and beyond.................................                               None

         The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Shares until the time of redemption of such Shares.

         The charge will be assessed on an amount equal to the lesser of the cost of the Shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on Shares derived from the reinvestment of dividends or capital gains distributions.

         In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, it will be assumed that the redemption applies first to Shares held for over 5 years or Shares acquired pursuant to the reinvestment of dividends or capital gain distributions and second to Shares held longest during the 5-year period. As indicated above, the charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. In calculating the contingent deferred sales charge upon the redemption of a Fund's Shares acquired in an exchange for Shares of the other Fund (see "Exchange Privilege" below), the purchase of Shares acquired in the exchange is deemed to have occurred at the time of the original purchase of exchanged Shares.

         For Federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount recognized on redemption of your Shares.

         Proceeds from contingent deferred sales charges are paid to the Distributor and are used by the Distributor to defray the expenses it incurs related to the provision of distribution-related services to the Funds in connection with the sale of Shares, such as the payment of compensation to selected dealers and agents for selling such Shares. Shares sold subject to the waiver of the Contingent Deferred Sales Charge are not eligible for the payment of such compensation. The combination of the contingent deferred sales charge and the Rule 12b-1 fees facilitates the ability of the Fund to sell Shares without a sales charge being deducted at the time of purchase. Such Shares are sold without an initial sales charge so that the Funds will receive the full amount of the investor's purchase payment.

         WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge is waived on redemptions of Shares:

         (1) following the death or disability (as defined in the Statement of Additional Information) of a Shareholder;

         (2) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other retirement plan to a Shareholder who has attained the age of 70 1/2;

         (3) owned by Trustees of the Company, officers, directors, employees and retired employees of (a) the Adviser and its affiliates and (b) The BISYS Group, Inc. and its affiliates, and spouses and children under the age of 21 of each of the foregoing;

         (4) owned by employees (and their spouses and children under the age of 21 of any broker-dealer with whom the Distributor enters into a dealer agreement to sell Shares of the Funds;

         (5)      to the extent that the redemption is involuntary;

         (6) owned by all MMA Capital Management and Mennonite Foundation investment advisory accounts; and

         (7) for investment advisors or financial planners who place trades for their own accounts or the accounts of their clients, and who charge a management, consulting or other fee for their services; and clients of such investments advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent: such accounts include retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

         For Items 1 and 2, above, shareholders must notify the Distributor either directly or through their broker-dealers, at the time of redemption, that they are entitled to a waiver of the contingent deferred sales charge. For Items 3, 4, 6 and 7 above, shareholders must notify the Distributor directly, AT THE TIME OF PURCHASE, that they are entitled to a waiver of the contingent deferred sales charge in case of a redemption. The waiver will be granted subject to confirmation of the investor's entitlement.

         The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of a Fund. Shares sold subject to the waiver of the Contingent Deferred Sales Charge are not eligible for the payment of such compensation. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of Shares. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the NASD. None of the aforementioned compensation is paid for by the Funds or their Shareholders.

                              HOW TO REDEEM SHARES

         Shareholders may redeem their Shares on any day that net asset value is calculated (see "VALUATION OF SHARES"). Redemptions will be effected at the net asset value per Share next determined after receipt of a redemption request, subject to the contingent deferred sales charges described above. A redemption may be a taxable transaction on which a Shareholder may realize gain or loss. Redemptions may ordinarily be requested by mail or by telephone.

         REDEMPTION BY MAIL. A written request for redemption must be received by the Funds in order to honor the request. The request should identify the Fund and should indicate the dollar amount or the number of shares to be redeemed, identify the owner(s) and the account number and be signed exactly as the Shares are registered. In the case of joint accounts, the request should contain the signature of each owner. The Fund's address is: c/o BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if both of the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record and (2) the redemption check is mailed to the Shareholder(s) at the address of record or the proceeds are either mailed or wired to a commercial bank account previously designated on the account application. There is no charge for having redemption requests mailed to a designated bank account.

         REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone if the Shareholder selected that option on the Account Application. The Shareholder may have the proceeds mailed to his or her address or mailed, wired or electronically transferred to a commercial bank account previously designated on the account application. Under most circumstances, wire payments will be transmitted on the next Business Day and electronic transfer will be on the Second Business Day. Wire redemption requests may be made by the Shareholder by telephone to the Funds at 1-800-9-PRAXIS. The then-current wire redemption charge, presently $10.00, will be deducted from the proceeds of a wire redemption. An additional fee may be charged by the Shareholder's bank for each wire redemption. For electronic transfer requests, the appropriate section of the application must have been previously completed and at least fifteen days must be allowed prior to implementation. It is not necessary for Shareholders to confirm telephone redemption requests in writing. During periods of significant economic or market change, telephone redemptions may be difficult to complete. If a Shareholder is unable to contact the Distributor by telephone, a Shareholder may also mail the redemption request to the Distributor at the address listed above under "HOW TO REDEEM SHARES--Redemption by Mail."

         Neither the Distributor, the Transfer Agent, the Company nor the Adviser will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Company's telephone transaction procedures, upon instructions believed to be genuine. The Company will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Company or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Funds at the address listed above under "HOW TO REDEEM SHARES--Redemption by Mail."

         PAYMENTS TO SHAREHOLDERS. Payments to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, a Fund will attempt to honor requests from Shareholders for next day payments upon redemption of Shares if the request for redemption is received by the Distributor before 4:00 p.m., Eastern Time on a Business Day unless it would be disadvantageous to a Fund or the Shareholders of a Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

         At various times, a Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, a Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares, which delay may be for up to 15 days or more. A Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, a Fund may make payment wholly or partly in liquid portfolio securities at their then-current market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         INVOLUNTARY REDEMPTION. Due to the relatively high cost of handling small investments, the Company reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of a decrease in the market price of such Shares), the account of such Shareholder has a value of less than $500. Before the Company exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $500. Each Fund may refuse to open an account or may involuntarily redeem the shares held by any investor who has failed to provide a Fund with a certified taxpayer identification number or such other tax-related certifications as may be required. In addition, each Fund may close an account by redeeming its Shares in full at net asset value upon the failure of a Shareholder who has completed an "awaiting TIN" certification to provide a Fund with a certified social security or taxpayer identification number within 60 days after opening the account. Shareholders will receive 30 days' notice of a Fund's intention to close their account unless the proper information is provided. The contingent deferred sales charge will not be imposed upon such a redemption.

         See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION--Matters Affecting Redemption" in the Statement of Additional Information for examples of when the Company may suspend the right of redemption if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act.

                              SHAREHOLDER SERVICES

MMA PRAXIS INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

         An MMA Praxis IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. MMA Praxis IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         An MMA Praxis Salary Reduction Simplified Employee Pension Plan ("SAR-SEP/IRA") offers employers with 25 or fewer eligible employees the ability to establish a SEP/IRA that permits salary reduction contributions. A SEP/IRA may be established on a group basis by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions into IRA's on behalf of all eligible employees.

         All MMA Praxis IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to an MMA Praxis IRA must distinguish the type and year of the contribution.

         For more information on an MMA Praxis IRA or, to request an MMA Praxis IRA application, call the Funds at 1-800-9-PRAXIS. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA PLANS)

         An MMA Praxis SIMPLE Plan gives employers the ability to offer tax deferred IRA accounts to their employees that are funded with salary reduction contributions and employer matching or non-elective contributions.

403(B)(7) DEFINED CONTRIBUTION PLAN

         An MMA Praxis 403(b)(7) Defined Contribution Plan offers employers that are tax-exempt organizations the ability to establish tax-deferred accounts for their employees that also permit salary reduction contributions.

AUTO INVEST PLAN

         The Auto Invest Plan enables Shareholders of the Funds to make regular monthly or quarterly purchases of Shares through automatic deductions from their bank accounts (which must be with a domestic member of the Automatic Clearing House). With Shareholder authorization, the Transfer Agent will deduct the amount specified from the Shareholder's bank account which will automatically be invested in Shares at the public offering price on the dates of the deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $50; the minimum amount for subsequent investments in a Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the account application accompanying this Prospectus. For a Shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to the Distributor. For requests to utilize this feature or to change your instructions, please allow at least fifteen days prior to implementation.

EXCHANGE PRIVILEGE

         The Company offers an exchange program whereby Shareholders of one Fund are entitled to exchange their Shares for Shares of the other Fund. Such exchanges will be executed on the basis of the relative net asset values of the Shares exchanged. Exchanges will not be subject to a contingent deferred sales charge.

         The Shares exchanged must have a current value that equals or exceeds the minimum investment that is required (either the minimum amount required for initial investments or the minimum amount required for subsequent investments, as the case may be) for the Fund whose Shares are being acquired. Share exchanges will only be permitted where the Shares to be acquired may legally be sold in the investor's state of residence. An exchange is considered to be a sale of Shares for federal income tax purposes on which a Shareholder may realize a capital gain or loss. A Shareholder may make an exchange request by calling the Funds at 1-800-9-PRAXIS or by providing written instructions. If making a request by telephone, telephone privileges must have been previously elected on the account application. An investor should consult the Distributor for further information regarding exchanges. During periods of significant economic or market change, telephone exchanges may be difficult to complete. If a Shareholder is unable to contact the Distributor by telephone, a Shareholder may also mail the exchange request to the Funds at the address listed under "HOW TO REDEEM SHARES--Redemption By Mail." The Company reserves the right to modify or terminate the exchange privilege described above at any time and to reject any exchange request. If an exchange request in good order is received by the Distributor by 4:00 p.m., Eastern Time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the

Fund in which he or she wishes to invest before making the exchange. Shareholders wishing to make use of the Company's exchange program must so indicate on the account application.

         The Company's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Company and increase transaction costs, the Company has established a policy of limiting excessive exchange activity. Exchange activity will not be deemed excessive if limited to four substantive exchange redemptions from a Fund during any calendar year.

AUTO WITHDRAWAL PLAN

         The Auto Withdrawal Plan enables Shareholders of a Fund to make regular monthly or quarterly redemptions of Shares. With Shareholder authorization, the Transfer Agent will automatically redeem Shares at the net asset value (subject to the imposition of a contingent deferred sales charge, if applicable) on the dates of the withdrawal and have the proceeds transferred according to the written instructions of the Shareholder. The required minimum withdrawal is $50. To participate in the Auto Withdrawal Plan, Shareholders should call 1-800-9-PRAXIS for more information. Purchases of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities. For a Shareholder to change the Auto Withdrawal instructions, or to discontinue the feature, the request must be made in writing to the Distributor. For requests to utilize this feature or to change your instructions, please allow at least fifteen days prior to implementation. In order to qualify for the Auto Withdrawal Plan, the Shareholder's account must have a current market value of at least $10,000.

DIRECTED DIVIDENDS

         A Shareholder, with an account having a current market value of at least $5,000, may elect to have all income dividends and capital gains distributions reinvested in one of the Company's other Funds (provided the other Fund is maintained at its minimum required balance). The entire directed dividend (100%) must be reinvested into the other Fund if this option is chosen. This option is available only to the same Shareholder involving Funds with the same Shareholder registration.

         The Directed Dividend Option may be modified or terminated by the Company at any time after notice to the participating Shareholders. Participation in the Directed Dividend Option may be terminated or changed by the Shareholder at any time by writing the Distributor.

AUTOMATIC VOLUNTARY CHARITABLE CONTRIBUTIONS TO THE MENNONITE FOUNDATION

         The Mennonite Foundation, Inc. was organized as a not-for-profit, public foundation in 1952 and received 501(c)(3) tax status in 1953. The Foundation's primary purposes are to facilitate the missions of church institutions through a wide range of planned giving and asset management services, and to provide stewardship education seminars in church and other settings.

         In keeping with the socially responsible objectives of MMA Praxis Mutual Funds, Fund Shareholders may elect to make automatic, voluntary contributions of all or a percentage of their income dividends and/or capital gains to The Mennonite Foundation, Inc. In order to make such an election, Shareholders must elect to receive income dividends and/or capital gain distributions in cash. Shareholders may indicate their desire to contribute by completing the appropriate section of the account application regarding dividend elections. In order to qualify for the automatic charitable contributions plan, Shareholders are required to maintain a minimum balance of $10,000 in the account from which voluntary contributions are made.

         The Foundation will manage contributions received from Shareholders in the Foundation's "Charitable Gift Fund," under current operating procedures. A Shareholder may advise the Foundation, with respect to their contributions, as to the identity of desired charitable distributees, and the possible timing and amounts of distributions. The Charitable Gift Fund has a minimum distribution amount of $100. The Foundation retains legal and equitable control of the Charitable Gift Fund, and follows a published list of guidelines when determining whether to make a distribution. Shareholders with an account balance under $10,000 may also participate in The Mennonite Foundation Charitable Gift Fund by making contributions directly to the Foundation.

         In 1995, the Foundation disbursed $11,784,000 to church and charitable organizations, approximately 70% of which have direct connections with Mennonite denominations.

         Contributions to the Foundation are charitable contributions and, subject to tax law limitations, are tax deductible on the itemized tax return of the contributor. Shareholders who contribute to the Foundation will receive an annual report of Foundation activities during the year.

         The directors of the Foundation serve in a voluntary capacity and are not paid directly or indirectly for their service to the Foundation, except for expenses associated with directors' meetings. The Foundation and the Adviser share a common board of directors and also have certain officers in common.

         You may obtain additional information, including the operating procedures of the Charitable Gift Fund, by writing to The Mennonite Foundation, 1110 N. Main Street, P.O. Box 483, Goshen, Indiana, 46526.

CHARITABLE GIFT OPTION

         The Charitable Gift Option allows certain Shareholders of the Funds to designate all or any portion of their accounts to automatically be transferred to a church or charitable organization at the death of the Shareholder. To participate in the Charitable Gift Option, Shareholders should call 1-800-9-PRAXIS for more information and to receive the necessary enrollment forms. For a Shareholder to change the Charitable Gift Option instructions or to discontinue the feature, a written request of the Shareholder must be sent to the Distributor. It shall be the responsibility of the Shareholder to ascertain the tax-exempt qualification of a receiving organization. Neither the Company, the Adviser, nor the Distributor will verify the qualifications of any receiving organizations, or issue any charitable receipts. An Investor should consult with his or her own tax counsel and estate planner as to the availability and tax and probate consequences of this feature of the Funds under applicable state or federal law.

24 HOUR FUND INFORMATION

         Shareholders of the Funds may obtain current price, yield and other performance information through an automated voice response system, 24 hours a day by calling 1-800-9-PRAXIS from any touch-tone phone. Shareholders may also speak directly with a Company representative, employed by the Distributor, during regular business hours.

                               DIVIDENDS AND TAXES

DIVIDENDS

         The Income Fund intends to declare its net investment income monthly as a dividend to Shareholders at the close of business on the day of declaration. The Income Fund will generally pay such dividends monthly. The Growth Fund and International Fund intend to declare their net investment income quarterly as a dividend to Shareholders at the close of business on the day of declaration, and generally will pay such dividends quarterly. Distributable net realized capital gains of each Fund are distributed at least annually. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of a Fund at net asset value as of the date of payment, unless the Shareholder elects to have dividends or distributions paid in cash. Such election must be made on the Account Application; any change in such election must be made in writing to the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Dividends are paid in cash not later than seven business days after a Shareholder's complete redemption of his or her Shares. Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of a Fund's earnings and profits as determined for tax purposes.

FEDERAL TAXES

         The following discussion is intended for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Funds, including the status of distributions from the Funds under applicable state or local law.

         Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its income, the Fund generally will not pay any U.S. federal income or excise tax.

         Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a U.S. Shareholder as ordinary income. A portion of the Growth Fund's income may consist of dividends paid by U.S. corporations. Therefore, a portion of the dividends paid by the Growth Fund may be eligible for the corporate dividends-received deduction. It is also possible that a portion of the Income Fund's income may be eligible for such deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of the length of time the Shareholder has held a Fund's Shares. Dividends are taxable to Shareholders in the same manner whether received in cash or reinvested in additional Fund Shares.

         Shareholders who purchase shares of a Fund in the period prior to the declaration of a dividend or other distribution by that Fund will receive a portion of his or her investment back as taxable income or capital gain as a result of the dividend or distribution.

         A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be treated as received by Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         A Fund may be subject to certain taxes imposed by the countries in which it invests. If a Fund qualifies as a regulated investment company and if more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under United States income tax principles as having been paid by the Fund's shareholders. For any year for which a Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to tax law limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to "pass through" foreign taxes to shareholders, the Fund will so notify shareholders.

         Each year the Funds will notify Shareholders of the tax status of dividends and distributions.

         Any gain or loss realized by a Shareholder upon the sale or other disposition of Shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the Shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent that the Shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the Shares. In such a case, the basis of Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on the sale of Fund Shares held by the Shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any capital gain dividends received by the Shareholder with respect to such Shares.

         The Funds may be required to withhold U.S. federal income tax at a rate of 31% of all distributions payable to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability.

         Further information relating to tax consequences is contained in the Statement of Additional Information.

STATE AND LOCAL TAXES

         The Company is organized as a Delaware business trust and, under current law, neither the Company nor any Fund is liable for any income or franchise tax in the state of Delaware as long as each Fund qualifies as a regulated investment company under the Code.

         Fund distributions may be subject to state and local taxes. Distributions that are derived from interest on obligations of U.S. Government agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the possible exclusion for state and local income tax purposes of the portion of dividends paid by a Fund that is attributable to interest from such obligations, and the particular tax consequences to them of an investment in a Fund, including the application of state and local tax laws.

                            MANAGEMENT OF THE COMPANY

TRUSTEES OF THE COMPANY

         Overall responsibility for management of the Company rests with its Board of Trustees, who are elected by the shareholders of the Company's Funds. There are currently three Trustees who are "interested persons" of the Company within the meaning of that term under the 1940 Act. The Company is managed by the Trustees in accordance with the laws of Delaware governing business trusts. The Trustees, in turn, elect the officers of the Company to supervise actively its day-to-day operations.

         The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. The officers of the Company (see the Statement of Additional Information) receive no compensation directly from the Company for performing the duties of their offices. BISYS Fund Services receives fees from the Funds for acting as administrator and distributor. BISYS Fund Services Ohio, Inc. receives fees from the Funds for acting as Transfer Agent and for providing certain fund accounting services.

TRUSTEES

Howard L. Brenneman, Chairman                    From December 1991 to present,
Goshen, IN*                                      President and CEO of Mennonite
                                                 Mutual Aid; from 1986 to 1991,
                                                 Business and Financial
                                                 Consultant and Director of
                                                 Strategic Planning and
                                                 Development, Prairie View, Inc.


Beryl Mae Hartzler Brubaker,                     From 1970 to present, Vice
Trustee                                          President for Enrollment
Harrisonburg, VA*                                Management, Eastern Mennonite
                                                 University; from 1995 to
                                                 present, Chairperson of Menno
                                                 Insurance Service, Inc., doing
                                                 business as MMA Capital
                                                 Management.


Karen Klassen Harder, PhD,                       From January 1990 to present,
Trustee                                          Professor, Bethel College,
North Newton, KS                                 North Newton, Kansas.


Wilfred E. Nolen, Trustee                        From 1983 to present, President
Elgin, IL                                        of Church of the Brethren
                                                 Benefit Trust, Inc. (formerly
                                                 Church of the Brethren Pension
                                                 Board); from 1990 to present,
                                                 President of Brethren
                                                 Foundation, Inc.


Richard Reimer, Ph.D., Trustee                   Retired. From 1962 to 1996,
Wooster, OH*                                     Professor of Economics, The
                                                 College of Wooster, Wooster,
                                                 Ohio.


Donald E. Showalter, Esq.,                       Since 1965, Attorney with the
Trustee                                          law firm of Wharton, Aldhizer &
Harrisonburg, VA                                 Weaver, Harrisonburg, Virginia.


Allen Yoder, Jr., Trustee                        From May 1985 until retirement
Middlebury, IN                                   in September, 1993, President,
                                                 Jayco, Inc. Since 1985,
                                                 President, Deutsch Kase Haus.


------------------------

* Indicates an "interested person" of the Company as defined in the Investment Company Act of 1940.

INVESTMENT ADVISER AND INVESTMENT SUB-ADVISER

         Menno Insurance Service, Inc., doing business as MMA Capital Management, 1110 North Main Street, Goshen, Indiana 46526, is the investment adviser for the Funds. The Adviser, which is a separate corporate entity controlled by the board of directors of Mennonite Mutual Aid, Inc., is a registered investment adviser with the Securities and Exchange Commission. The Adviser has over $95 million in assets under management, primarily through management of large accounts for individuals and institutions, which amount excludes the assets managed by the Adviser for the Funds. The Adviser's professional portfolio managers, however, are responsible for the management of over $465 million of the investment assets of Mennonite Mutual Aid, Inc.

         Oechsle International Advisors, L.P. ("Oechsle" or the "Sub-Adviser"), a Delaware limited partnership, whose principal place of business is One International Place, Boston, Massachusetts 02110, serves as investment sub-adviser to the International Fund. The Sub-Adviser was established in 1986 and specializes in international investment management. The Sub-Adviser maintains offices in Boston, London, Tokyo and Frankfurt, Germany and currently has approximately $9 billion in assets under management including other mutual funds for which Oechsle serves as an investment sub-adviser. Oechsle is controlled by its general partner, Oechsle Group, L.P., a Delaware limited partnership which is in turn controlled by its seven individual general partners.

         The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios:

INCOME FUND

         Delmar King                Delmar King has 25 years of investment
                                    experience with Mennonite Mutual Aid. He received a BA in Economics from Goshen
                                    College and received a Masters Degree in Business Administration from Indiana
                                    University in 1971. Delmar serves on the Investment Committee of the Elkhart County
                                    Community Foundation.

GROWTH FUND

         Keith Yoder                Keith Yoder has 13 years of investment
                                    experience. Keith was a trust investment officer for a regional bank from 1987 until 1992 when he joined Mennonite Mutual Aid to manage MMA Capital Management along with the stock portfolios for the various Mennonite
                                    Mutual Aid entities. Keith is a Chartered
                                    Financial Analyst, a Certified Public
                                    Accountant
                                    and a member of the Association for
                                    Investment Management and Research.

INTERNATIONAL FUND

         Martina Oechsle
          Vasconcelles              Martina Oechsle is a limited partner of the
                                    Sub-Adviser and a portfolio manager/research analyst. Martina joined the Sub-Adviser in February 1990. She received a BA in
                                    Economics and Psychology from Northwestern
                                    University and a MBA in Finance from the University of Chicago Graduate School of
                                    Business.

         Subject to the general supervision of the Company's Board of Trustees and in accordance with a Fund's investment objective and restrictions, the Adviser manages the investments of a Fund, makes decisions with respect to and places orders for all purchases and sales of a Fund's portfolio securities, and maintains a Fund's records relating to such purchases and sales.

         For the services provided and expenses assumed pursuant to its investment advisory agreement with the Company, the Adviser receives a fee computed daily and paid monthly, at the annual rate of fifty one-hundredths of one percent (.50%) of the Income Fund's average daily net assets, at the annual rate of seventy-four one-hundredths of one percent (.74%) of the Growth Fund's average daily net assets, and at the annual rate of ninety one-hundredths of one percent (.90%) of the International Fund's average daily net assets. The Adviser may periodically waive all or a portion of its advisory fee to increase the net income of a Fund available for distribution as dividends. The Adviser may not seek reimbursement of such waived fees at a later date. The waiver of such fee will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

ADMINISTRATOR AND DISTRIBUTOR

         BISYS Fund Services is the administrator for the Funds and also acts as the Funds' principal underwriter and distributor (the "Administrator" or the "Distributor," as the context indicates).

         The Administrator generally assists in all aspects of the Funds' administration and operation. For expenses assumed and services provided as manager and administrator pursuant to its management and administration agreement with the Company, the

Administrator receives a fee, computed daily and paid periodically, calculated at an annual rate of fifteen one-hundredths of one percent (.15%) of a Fund's average daily net assets, with an annual minimum of $50,000 until a Fund's net assets reach $50 million. Upon reaching $50 million, the fee will be calculated at an annual rate of ten one-hundredths of one percent (.10%) of the Fund's daily net assets. The Administrator may periodically waive all or a portion of its administrative fee to increase the net income of a Fund available for distribution as dividends. The Administrator may not seek reimbursement of such waived fees at a later date. The waiver of such fee will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

         The Distributor acts as agent for the Funds in the distribution of their Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the costs of advertising, office space and its personnel involved in such activities.

EXPENSES

         The Adviser and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and general manager and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Funds.

DISTRIBUTION SERVICES PLAN

         Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Distribution Services Plan (the "Plan"), under which each Fund will pay a periodic amount calculated at an annual rate not to exceed one percent (1.0%) of the average daily net assets of the Fund for activities primarily intended to result in the sale of Shares. These amounts would include the payment of a service fee of up to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of a Fund for activities or expenses related to account maintenance or personal service to existing shareholders. Distribution and service related activities may include (1) the compensation of dealers and other sales personnel for distribution assistance, (2) direct advertising and marketing expenses, (3) expenses incurred in connection with preparing, printing, mailing, distributing or publishing advertisements and sales literature, (4) expenses incurred for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing Shareholders), and (5) other costs associated with implementing and operating the Plan. Payments may be made directly to the parties providing distribution assistance or to the Funds' Distributor. For example, it is anticipated that the Funds will make payments under the Plan to Menno Insurance Service, Inc.

CUSTODIAN AND SUB-CUSTODIAN

         Fifth Third Bank, Cincinnati, Ohio (the "Custodian") serves as custodian for the Funds. Pursuant to the Custodian Agreement with the Company, the Custodian receives compensation from each Fund for such services in an amount equal to a designated annual fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

         Boston Safe Deposit and Trust Company, Boston, Massachusetts, serves as sub-custodian for the International Fund and receives fees based upon the value of the International Fund's assets maintained by it plus certain out-of-pocket expenses.

TRANSFER AGENCY, SHAREHOLDER SERVICING AND FUND ACCOUNTING SERVICES

         BISYS Fund Services Ohio, Inc. (the "Transfer Agent"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Funds' transfer agent pursuant to a Transfer Agency Agreement for the Funds and receives a fee for such services. Pursuant to a Shareholder Servicing Agreement, BISYS Fund Services provides administrative service to shareholders such as changing dividend options and account addresses, answering questions regarding accounts and other similar services for which it receives a fee. BISYS Fund Services Ohio, Inc. also provides certain accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee for such services. See "MANAGEMENT OF THE COMPANY-- Transfer Agency, Shareholder Servicing and Fund Accounting Services" in the Statement of Additional Information for further information.

         While BISYS Fund Services Ohio, Inc., is a distinct legal entity from BISYS Fund Services (the Funds' Administrator and Distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS Fund Services under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc., is owned by substantially the same persons that directly or indirectly own BISYS Fund Services.

                               GENERAL INFORMATION

DESCRIPTION OF THE COMPANY AND ITS SHARES

         The Company was organized as a Delaware business trust on September 27, 1993. The Company currently consists of three funds. Each share represents an equal proportionate interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees (see "GENERAL INFORMATION--Miscellaneous" below).

         Shareholders will each be liable for all obligations of a Fund in which they hold shares. However, the risk of a Shareholder incurring financial loss on account of liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations. In the event that a Shareholder becomes liable for the obligations of a Fund, the Company will indemnify each Shareholder to the extent that such claim or liability imposes on the Shareholder an obligation or liability greater than its proportionate interest in such Fund.

         Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series except as otherwise expressly required by law. For example, shareholders of each fund will vote in the aggregate with other shareholders of the Company with respect to the election of Trustees and ratification of the selection of independent accountants. However, shareholders of a particular fund will vote as a fund, and not in the aggregate with other shareholders of the Company, for purposes of approval of the Plan and that fund's investment advisory agreement.

         Overall responsibility for the management of the Funds is vested in the Board of Trustees of the Company. See "MANAGEMENT OF THE COMPANY--Trustees of the Company." Individual Trustees are elected by the shareholders of the Company and may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Company and Delaware law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

         An annual meeting of shareholders is not generally required by the Declaration of Trust, the 1940 Act or other applicable authority. To the extent that such a meeting is not required, the Company may elect not to have an annual or special meeting.

         The Company has undertaken that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Company. The Company will, to the extent required under the 1940 Act, assist shareholders in calling such a meeting. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Company), by majority vote, has the power to remove one or more Trustees.

PERFORMANCE INFORMATION

         From time to time, each Fund may advertise its average annual total return, aggregate total return, yield and distribution rate in advertisements, sales literature and shareholder reports. SUCH PERFORMANCE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Average annual total return will be calculated for the period since the establishment of the Fund and will reflect the imposition of the applicable contingent deferred sales charge. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the difference. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield for each of the Funds will be computed by dividing the Fund's net investment income per share earned during a recent thirty day period by the Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. Each Fund may also present its performance information excluding the effect of the contingent deferred sales charge.

         Distribution rates will be computed by dividing the distribution per share made by the Fund over a twelve-month period by the maximum offering price per share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, whereas yield does not include such items.

         Investors may also judge the performance of each Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and to data prepared by various services which may be published by such services or by other services or publications. In addition to performance information, general information about a Fund that appears in such publications may be included in advertisements, sales literature and in reports to Shareholders.

         Yield and total return are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, current yields and total return will fluctuate and are not necessarily representative of future results. A discussion of the Funds' performance is included in each Fund's Annual Report to Shareholders.

MISCELLANEOUS

         Shareholders will receive unaudited semi-annual reports and annual reports audited by independent auditors.

         As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Fund upon the issuance or sale of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Company not readily identified as belonging to a particular fund that are allocated to the Fund by the Company's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Company as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of
(a) 67% or more of the votes of Shareholders of a Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of a Fund.

         Inquiries regarding the Funds may be directed in writing to the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-800-9-PRAXIS.

INVESTMENT ADVISER

MMA Capital Management
Post Office Box 483
Goshen, Indiana 46527

INVESTMENT SUB-ADVISER
(INTERNATIONAL FUND ONLY)

Oechsle International Advisors, L.P.
One International Place
Boston, Massachusetts 02110

ADMINISTRATOR AND DISTRIBUTOR

BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Dechert Price & Rhoads
1500 K Street, NW
Washington, DC 20005

AUDITORS

Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, Ohio 43215

TRANSFER AGENT

BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

                                   Prospectus

                                       MMA

                                     Praxis
                                     Mutual

                                      Funds

                            INTERMEDIATE INCOME FUND
                                   GROWTH FUND

                               INTERNATIONAL FUND

                                  APRIL 1, 1997

                                   [MMA LOGO]

                       MMA Praxis Intermediate Income Fund

                             MMA Praxis Growth Fund

                          MMA Praxis International Fund


                       Each an Investment Portfolio of the

                             MMA Praxis Mutual Funds


                       Statement of Additional Information

                                  April 1, 1997




This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus for the MMA Praxis Intermediate Income Fund, the MMA Praxis Growth Fund and the MMA Praxis International Fund, dated the same date as the date hereof (the "Prospectus"). The MMA Praxis Intermediate Income Fund, the MMA Praxis Growth Fund and the MMA Praxis International Fund are hereinafter referred to individually as the "Income Fund," the "Growth Fund" and the "International Fund," respectively, and are hereinafter referred to collectively as the "Funds". The Funds are separate investment portfolios of the MMA Praxis Mutual Funds (the "Company"), an open-end management investment company that currently consists of three separate investment portfolios. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Company at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll free (800) 9-PRAXIS.

                                TABLE OF CONTENTS
                                -----------------

                                                                                                                    Page
                                                                                                                    ----

MMA PRAXIS MUTUAL FUNDS....................................................................................        B-1

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS...........................................................        B-1

         Additional Information on Portfolio Instruments...................................................        B-1
         Investment Restrictions...........................................................................        B-14
         Portfolio Turnover................................................................................        B-16

NET ASSET VALUE............................................................................................        B-16

         Valuation of the Funds............................................................................        B-16

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................................................        B-17

         Matters Affecting Redemption......................................................................        B-17
         Waiver of Contingent Deferred Sales Charge........................................................        B-18

MANAGEMENT OF THE COMPANY..................................................................................        B-18

         Trustees and Officers.............................................................................        B-18
         Investment Adviser................................................................................        B-22
         Portfolio Transactions............................................................................        B-23
         Administrator.....................................................................................        B-25
         Expenses..........................................................................................        B-27
         Distributor.......................................................................................        B-27
         Custodian.........................................................................................        B-28
         Transfer Agency, Shareholder Servicing and
           Fund Accounting Services........................................................................        B-29
         Auditors..........................................................................................        B-30
         Legal Counsel.....................................................................................        B-30

ADDITIONAL INFORMATION.....................................................................................        B-30

         Description of Shares.............................................................................        B-30
         Vote of a Majority of the Outstanding Shares......................................................        B-31
         Additional Tax Information........................................................................        B-31
         Calculation of Performance Data...................................................................        B-37
         Performance Comparisons...........................................................................        B-40
         Principal Shareholders............................................................................        B-42
         Miscellaneous.....................................................................................        B-42

FINANCIAL STATEMENTS.......................................................................................        B-43

APPENDIX...................................................................................................        APP-1

                       STATEMENT OF ADDITIONAL INFORMATION

                             MMA PRAXIS MUTUAL FUNDS

         The MMA Praxis Mutual Funds (the "Company") is an open-end management investment company which currently offers three separate investment portfolios (the "Funds"). Each Fund is a diversified portfolio of the Company. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of a Fund should be made without first reading the Prospectus.

                INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

Additional Information on Portfolio Instruments
-----------------------------------------------

         The following policies supplement the investment objectives, policies and risk factors of the Funds as set forth in the Prospectus. Each of these policies will be applied subject to the social responsibility criteria set forth in the Prospectus.

         BANK OBLIGATIONS. The Funds may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Funds may purchase commercial paper consisting of issues rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's or such issues with comparable ratings by other NRSROs. The Funds may also invest in commercial paper that is not rated but is determined by the Adviser under guidelines established by the Company's Board of Trustees, to be of comparable quality.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. The investment adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         VARIABLE AND FLOATING RATE NOTES. The Funds may acquire variable and floating rate notes, subject to each Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser under guidelines approved by the Company's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note were to default on its payment obligations, and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         GOVERNMENT RELATED SECURITIES. The Funds may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government ("Government Related Securities"). Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         FOREIGN INVESTMENTS. Each of the Funds may, subject to its investment objectives and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include, but are not limited to, Eurobonds, which are U.S. dollar denominated debt securities issued by corporations located in Europe, Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States (primarily Europe), Yankee Certificates of Deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including sponsored and unsponsored American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may engage in foreign currency exchange transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         The Funds will not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. Each Fund's custodian bank segregates cash or liquid high grade debt securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Fund's commitments with respect to such contracts.

         FOREIGN CURRENCY OPTIONS. The Funds may engage in foreign currency options. A foreign currency option provides a Fund, as the option buyer, with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, such Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

         OPTIONS TRADING. As described in the Prospectus, each Fund may purchase put and call options listed on a securities exchange or traded over-the-counter in an amount not exceeding 5% of its total net assets. Options trading is a specialized activity that entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock or bond index provides the holder with the right to make or receive a cash settlement upon the exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

         A Fund's obligation to sell a security subject to a covered call option written by it may be terminated prior to the expiration date of the option by the execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, would not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

         When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit is subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

         As noted previously, there are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         FUTURES CONTRACTS. As discussed in the Prospectus, the Funds may invest in futures contracts and options thereon (stock or bond index futures contracts or interest rate futures or options) to hedge or manage risks associated with a Fund's securities investments. To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contracts, is deposited in a segregated account with the Company's Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

         Successful use of futures by a Fund is also subject to the Adviser's ability to predict movements correctly in the direction of the market. There is an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         WHEN-ISSUED SECURITIES. As discussed in the Prospectus, each of the Funds may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets.

         When a Fund engages in when issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds will engage in when-issued delivery transactions only for the purpose of acquiring portfolio securities consistent with the Funds' investment objectives and policies, not for investment leverage.

         MORTGAGE-RELATED SECURITIES. The Income Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such Fund may, in addition, invest in mortgage-related securities issued by nongovernmental entities; provided, however, that to the extent that the Fund purchases mortgage-related securities from such issuers which may, solely for purposes of Section 12 of the 1940 Act, be deemed to be investment companies, the Fund's investment in such securities will be subject to the limitations on investments in investment company securities set forth below under "Investment Restrictions". Mortgage-related securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass- Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Income Fund may invest in mortgage-related securities that are collateralized mortgage obligations ("CMOs") structured on pools of mortgage pass-through certificates or mortgage loans. The CMOs in which the Income Fund may invest represent securities issued by a private corporation or a U.S. Government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligations to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

         ZERO COUPON OBLIGATIONS. The Income Fund may invest in zero coupon obligations, provided that immediately after any purchase, not more than 5% of the value of the net assets of the Fund is invested in such obligations. Unlike securities with coupons attached, which generate periodic interest payments to the holder, zero-coupon obligations pay no cash income until the date of maturity. They are purchased at a substantial discount from their value at their maturity date. This discount is amortized over the life of the security. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Since this difference is known at the time of purchase, the return on zero-coupon obligations held to maturity is predictable. Since there are no periodic interest payments made to the holder of a zero-coupon obligation, when interest rates rise, the value of such an obligation will fall more dramatically than that of a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon obligations rise more rapidly in value because the obligations have locked in a specific rate of return that becomes more attractive the further interest rates fall.

         GUARANTEED INVESTMENT CONTRACTS. The Income Fund may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The Income Fund will only purchase a GIC when the Adviser has determined, under guidelines established by the Company's Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by an NRSRO having the characteristics described above. Because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund that are not readily marketable, will not exceed 15% of the Fund's total assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

         INCOME PARTICIPATION LOANS. The Income Fund may acquire participation interests in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

         Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by the Income Fund may have a demand provision permitting the Fund to require repayment within seven days. Participation in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are not readily marketable, they will be subject to the Fund's 15% limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless the Adviser determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Board of Trustees will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

         The Income Fund will purchase income participation loans only if such instruments are, in the opinion of the Adviser, of comparable quality to securities rated within the four highest rating groups assigned by NRSROs.

         RIGHTS AND WARRANTS. The Growth Fund and the International Fund may participate in rights offerings and purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights or warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

         MEDIUM-GRADE DEBT SECURITIES. As stated in the Prospectus for the Funds, each Fund may invest in debt securities within the fourth highest rating group assigned by a NRSRO or, if unrated, securities determined by the Adviser to be of comparable quality ("Medium-Grade Securities").

         As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered to have speculative characteristics.

         Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

         Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Funds to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.

         Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium- Grade Securities in which the Funds may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Funds may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

         The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of Medium-Grade Securities.

         RESTRICTED SECURITIES. Rule 144A under the Securities Act of 1933 allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A provides a "safe harbor" from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers. The Adviser believes that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

         The Adviser monitors the liquidity of restricted securities in the Funds' portfolios under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer).

         SECURITIES OF OTHER INVESTMENT COMPANIES. To the extent permitted by the 1940 Act and the Commission, each Fund may invest in securities issued by other funds, including those advised by the Adviser. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by either of the Funds. As a shareholder of another investment company, a Fund would generally bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose distribution or other charges in connection with the purchase or redemption of their shares and other types of charges. Such charges will be payable by the Funds and, therefore, will be borne directly by Shareholders.

         REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Company's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement would be required to maintain continually the value of collateral held pursuant to the agreement at an amount equal to 102% of the repurchase price (including accrued interest). The securities held subject to repurchase agreements may bear maturities exceeding the maximum maturity specified for a Fund, provided each repurchase agreement matures in one year or less. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending legal action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Company believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question. Securities subject to repurchase agreements will be held by the Custodian or another qualified custodian. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. As discussed in the Prospectus, each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as Government Related Securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

         SECURITIES LENDING. In order to generate additional income, each Fund may, from time to time, subject to its investment objective and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 102% of the value of the securities loaned. Collateral for loans of portfolio securities must consist of cash or Government Related Securities. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default or enter into bankruptcy, each Fund will have the contract right to retain the collateral described above. A Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that the Adviser has determined are creditworthy under guidelines established by the Company's Board of Trustees.

Investment Restrictions
-----------------------

         The following are fundamental investment restrictions and are in addition to the fundamental investment restrictions set forth in the Prospectus. Under these restrictions, each Fund may not:

         1. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of restricted securities;

         2. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Funds; or

         3. Purchase or sell real estate (although investments by the Funds in marketable securities of companies engaged in such activities are not prohibited by this restriction).

         The following additional investment restrictions are not fundamental and may be changed with respect to a particular Fund without the vote of a majority of the outstanding Shares of that Fund. Each Fund may not:

         1. Enter into repurchase agreements with maturities in excess of seven days if such investments, together with other instruments in that Fund that are not readily marketable or are otherwise illiquid, exceed 15% of that Fund's total assets;

         2. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;

         3. Engage in short sale, provided, however, that the Growth Fund and the International Fund may engage in short sales "against the box";

         4. Purchase participation or direct interests in oil, gas or other mineral exploration or development programs including oil, gas, or mineral leases (although investments by the Funds in marketable securities of companies engaged in such activities are not prohibited in this restriction);

         5. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or to the extent permitted by the 1940 Act and the Commission;

         6. Invest more than 5% of total assets in puts, calls, straddles, spreads or any combination thereof; or

         7. Invest more than 5% of total assets in securities of issuers which, together with any predecessors, have a record of less than three years of continuous operation.

         8. Purchase or retain the securities of any issuer if the officers or Trustees of the Company or the officers or Directors of the Advisers who individually own beneficially more than 1/2 of 1% of the securities of the issuer, together own beneficially more than 5% of the securities of that issuer.

         If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

Portfolio Turnover
------------------

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

         For the fiscal year ended December 31, 1996, the annual portfolio turnover rate for the Income Fund and the Growth Fund were __% and __%, respectively. With respect to the International Fund, it is presently estimated that its annual turnover rate will generally not exceed 75%. Portfolio turnover for the Funds may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to a Fund. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE

         As indicated in the Prospectus, the net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Times applicable to such Fund on each Business Day of the Company. A "Business Day", which is defined in the Prospectus, is generally a day on which the New York Stock Exchange is open for business (other than a day on which no Shares of a Fund are tendered for redemption and no order to purchase any Shares is received). The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas Day.

Valuation of the Funds
----------------------

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Funds are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The Adviser may use a pricing service to value certain portfolio securities when the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under the general supervision of the Company's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Matters Affecting Redemption
----------------------------

         Shares in each of the Company's Funds are sold on a continuous basis by BISYS Fund Services, Limited Partnership ("BISYS Fund Services" or the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through procedures established by the Distributor in connection with the requirements of accounts at the Adviser or the Adviser's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser or the Entities.

         Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which (as determined by the Commission by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the Commission may permit. (A Fund may also suspend or postpone the recordation of the transfer of its Shares upon the occurrence of any of the foregoing conditions.) Each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of such Fund's net asset value, whichever is less, for any one Shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable. In such a case, a Fund may make payment wholly or partly in securities or other property, valued in the same way as that Fund determines net asset value. Redemption in kind is not as liquid as a cash redemption. Shareholders who receive a redemption in kind may incur transaction costs, if they sell such securities or property, and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.

Waiver of Contingent Deferred Sales Charge
------------------------------------------

         The otherwise applicable contingent deferred sales charge will be waived for redemptions in connection with the disability of a shareholder. A shareholder will be treated as disabled if he or she is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration. The shareholder must furnish proof of disability to the Administrator.

                            MANAGEMENT OF THE COMPANY

Trustees and Officers
---------------------

         Overall responsibility for management of the Company rests with its Board of Trustees, which is elected by the Shareholders of the Company's Funds. The Trustees elect the officers of the Company to supervise actively its day-to-day operations. As of the date of this Statement of Additional Information, the Company's officers and Trustees, as a group, own less than 1% of the Shares of each Fund.

         The names of the Trustees and officers of the Company, their mailing addresses, ages and their principal occupations during the past five years are as follows:

                                Position(s)                 Principal
                                 Held with                 Occupation
Name, Address and Age           The Company            During Past 5 Years
---------------------           -----------            -------------------

Howard L. Brenneman*            Chairman and         From December 1991 to
P.O. Box 483                    Trustee              present, President and CEO
Goshen, IN 46527                                     of Mennonite Mutual Aid;
Age: 57                                              from 1986-1991, business
                                                     and financial consultant,
                                                     and Director of Strategic
                                                     Planning

                                Position(s)                 Principal
                                 Held with                 Occupation
Name, Address and Age           The Company            During Past 5 Years
---------------------           -----------            -------------------


                                                     and Development, Prairie
                                                     View, Inc.


Karen Klassen Harder, Ph.D.     Trustee              From January 1990 to
Bethel College                                       present, College Professor,
North Newton, KS  67117                              Bethel College, North
Age: 41                                              Newton, KS; prior to
                                                     January 1990, student,
                                                     graduate student and
                                                     research assistant.


Richard Reimer*                 Trustee              Since 1962, Professor of
The College of Wooster                               Economics, The College of
Wooster, Ohio  44691                                 Wooster, Wooster, Ohio.
Age: 66


Donald E. Showalter, Esq.       Trustee              From June 1965 to present,
100 South Mason Street                               attorney with the law firm
Harrisonburg, VA  22801                              of Wharton, Aldhizer &
Age: 56                                              Weaver, Harrisonburg, VA.


Allen Yoder, Jr.                Trustee              From May 1985 until
P.O. Box 460                                         retirement in September
Middlebury, IN  46540                                1993, President, Jayco,
Age: 69                                              Inc., manufacturer of
                                                     recreational vehicles. From
                                                     1985 to present, President,
                                                     Deutsch Kase Haus, cheese
                                                     manufacturer.


Wilfred E. Nolen                Trustee              From 1983 to present,
1505 Dundee Avenue                                   President of Church of the
Elgin, IL  60120                                     Brethren Benefit Trust and
Age:  56                                             Church of the Brethren
                                                     Benefit Trust, Inc.; from
                                                     1990 to present, President
                                                     of Brethren Foundation,
                                                     Inc.

                                Position(s)                 Principal
                                 Held with                 Occupation
Name, Address and Age           The Company            During Past 5 Years
---------------------           -----------            -------------------


Beryl Mae Hartzler Brubaker*    Trustee              From 1970 to present, Vice
Eastern Mennonite University                         President for Enrollment
1200 Park Road                                       Management, Eastern
Harrisonburg, VA  22801                              Mennonite University, from
Age:  54                                             1995 to present,
                                                     Chairperson of Menno
                                                     Insurance Service, Inc.,
                                                     doing business as MMA
                                                     Capital Management.


J.B. Miller                     President            From September 1990 to
P.O. Box 483                                         present, Vice President of
Goshen, IN 46527                                     Financial Services,
Age: 49                                              Mennonite Mutual Aid, Inc.
                                                     From July 1986 through
                                                     August 1990, Senior Vice
                                                     President, Citizens &
                                                     Southern National Bank of
                                                     Florida.


Marlo J. Kauffman               Vice President       From January 1981 to
P.O. Box 483                                         present, employee of
Goshen, IN 46527                                     Mennonite Mutual Aid, Inc.,
Age: 40                                              with current position as
                                                     Pension Director.


Walter B. Grimm                 Vice President       From June 1992 to present,
3435 Stelzer Road                                    employee of BISYS Fund
Columbus, OH 43219                                   Services; from 1987 to June
Age: 51                                              1992, President of Leigh
                                                     Investments (investment
                                                     firm); from May 1989 to
                                                     November 1990, President of
                                                     Security Bank.


George R. Landreth              Vice President       From December 1992 to
3435 Stelzer Road               and Treasurer        present, employee of BISYS
Columbus, OH 43219                                   Fund Services; from July
Age: 54                                              1991 to December 1992,
                                                     employee of PNC Financial
                                                     Corp.; from October 1984 to
                                                     July 1991,

                                Position(s)                 Principal
                                 Held with                 Occupation
Name, Address and Age           The Company            During Past 5 Years
---------------------           -----------            -------------------


                                                     employee of The Central
                                                     Trust Co., N.A.


Clint Barker                    Secretary            From August 1993 to
3435 Stelzer Road                                    present, employee of BISYS
Columbus, OH 43219                                   Fund Services; from April
Age: 28                                              1991 to July 1993, employee
                                                     of IBM Corporation.


Robert L. Tuch                  Assistant            From June 1991 to present,
3435 Stelzer Road               Secretary            employee of BISYS Fund
Columbus, OH 43219                                   Services; from July 1990 to
Age: 45                                              June 1991, Vice President
                                                     and Associate General
                                                     Counsel, National
                                                     Securities and Research
                                                     Corp.; from August 1987 to
                                                     June 1990, Attorney
                                                     Advisor, United States
                                                     Securities and Exchange
                                                     Commission.


Alaina V. Metz                  Assistant            From 1995 to present,
3435 Stelzer Road               Secretary            employee of BISYS Fund
Columbus, OH  43219                                  Services; from May 1989 to
Age: 29                                              June 1995, employee of
                                                     Alliance Capital


-----------------

*        Indicates an "interested person" of the Company as defined in the 1940
         Act.

         Trustees of the Company not affiliated with the Distributor receive from the Company a fee of $500 for each Board of Trustees meeting and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Distributor do not receive compensation from the Company.

         For the fiscal year ended December 31, 1996, the Trustees received the following compensation from the Company and from certain other investment companies (if applicable) that have the same investment adviser as the Funds or an investment adviser that is an affiliated person of the Company's investment adviser:

                                                       Pension or
                                                       Retirement                                         Total Compensation
                             Aggregate               Benefits Accrued            Est. Annual               From Registrant
Name of                     Compensation             As Part of Fund            Benefits Upon             and Fund Complex
Trustee                    from the Company              Expenses                 Retirement               Paid to Trustees
-------                    ----------------          ----------------           -------------             ------------------
Howard L. Brenneman          $                       $-0-                       $-0-                          $
Karen Klassen Harder         $                       $-0-                       $-0-                          $
Richard Reimer               $                       $-0-                       $-0-                          $
Donald E. Showalter          $                       $-0-                       $-0-                          $
Allen Yoder, Jr.             $                       $-0-                       $-0-                          $
Wilfred E. Nolen             $                       $-0-                       $-0-                          $
Beryl Mae Brubaker*          $                       $-0-                       $-0-                          $

----------------

*        Ms. Brubaker became a Trustee as of August 20, 1996.

         The officers of the Company receive no compensation directly from the Company for performing the duties of their offices. The Distributor receives fees from the Company for acting as Administrator. BISYS Fund Services Ohio, Inc. receives fees from the Company for acting as transfer agent and for providing fund accounting services. Messrs. Grimm, Barker, Landreth and Tuch are employees of the Distributors, as is Ms. Metz. Messrs. Miller and Kauffman are employees of the Adviser.

Investment Adviser
------------------

         Investment advisory services are provided to the Funds by Menno Insurance Service, Inc., d\b\a MMA Capital Management (the Adviser), pursuant to an Investment Advisory Agreement dated as of January 1, 1994 (the "Investment Advisory Agreement"). Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each of the Funds pays the Adviser a fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the average daily net assets of that Fund, of fifty one-hundredths of one percent (.50%) for the Income Fund, of seventy-four one-hundredths of one percent (.74%) for the Growth Fund. The Adviser may periodically waive all or a portion of its advisory fee with respect to any Fund to increase the net income of the Fund available for distribution as dividends. For the fiscal year ended December 31, 1994, the investment advisory fees paid by the Income Fund and the Growth Fund were

$77,885 and $107,061, respectively. For the fiscal year ended December 31, 1995, the investment advisory fees paid by the Income Fund and the Growth Fund were $107,864 and $183,660, respectively. For the fiscal year ended December 31, 1996, the investment advisory fees paid by the Income Fund and the Growth Fund were $_________ and $___________, respectively.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each Fund from year to year if such continuance is approved at least annually by the Company's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectus), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60-days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, pursuant to the 1940 Act.

         The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

         Oechsle International Advisors, L.P., Boston, Massachusetts (the "Sub-Adviser") provides sub-investment advisory services to the International Equity Fund pursuant to a Sub-Advisory Agreement dated as of ____________, 1997 (the "Sub-Advisory Agreement"). The terms and conditions of the Sub-Advisory Agreement are substantially identical to those of the Investment Advisory Agreement. For the services provided pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee computed daily and paid monthly, at an annual rate of .90% of the International Fund's average daily net assets.

Portfolio Transactions
----------------------

         Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Company and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Company and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

         While the Adviser generally seeks competitive commissions, the Company may not necessarily pay the lowest commission available on each brokerage transaction, for the reasons discussed above.

         Except as permitted by applicable laws, rules and regulations, the Adviser will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates, and will not give preference to the Adviser's affiliates with respect to such transactions, securities, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Fund or any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as either of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and either the other Fund of the Company or another investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the

Adviser believes to be equitable to the Fund(s) and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Fund or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

         For the fiscal years ended December 31, 1994, 1995 and 1996, only the Growth Fund paid any brokerage commissions, which commissions amounted to $39,352, $45,282 and $___________, respectively. No commissions were paid to any affiliate of the Funds or the Adviser.

Administrator
-------------

         BISYS Fund Services serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated January 1, 1994 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by the Adviser under the Investment Advisory Agreement, by the Sub-Adviser under the Sub-Advisory Agreement, by the Custodian under the Custodian Agreement and by BISYS Fund Services Ohio, Inc. under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical support, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' Custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Company's counsel; assist to the extent requested by the Company with the Company's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations other than those performed by the Adviser under the Investment Advisory Agreement, by the Sub-Adviser under the Sub-Advisory Agreement, the Custodian under the Custodian Agreement and BISYS Fund Services Ohio, Inc. under the Transfer Agency Agreement and the Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement calculated daily and paid periodically, at an annual rate equal to fifteen one-hundredths of one percent (.15%) of a Fund's average daily net assets, with an annual minimum of $50,000 until the Fund's net assets reach $50 million. Upon reaching $50 million, the fee will be calculated at an annual rate of ten one-hundredths of one percent (.10%) of the Fund's average daily net assets. The Administrator may periodically waive all or a portion of its fee with respect to either Fund in order to increase the net income of a Fund available for distribution as dividends.

         For the fiscal year ended December 31, 1994, the total administrative fees paid to the Administrator by the Income Fund and the Growth Fund were $48,493 and $48,493, respectively. For the fiscal year ended December 31, 1995, the total administrative fees paid to the Administrator by the Income Fund and the Growth Fund were $50,000 and $50,000, respectively. For the fiscal year ended December 31, 1996, the total administrative fees paid to the Administrator by the Income Fund and the Growth Fund were $_________ and $___________, respectively.

         Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until January 1, 1999. The Administration Agreement thereafter shall be renewed automatically for successive five-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund through a failure to renew the agreement, upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Company's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by either of the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses
--------

         If total expenses borne by any of the Funds in any fiscal year exceed expense limitations imposed by applicable state securities regulations, the Adviser and the Administrator will reimburse that Fund by the amount of such excess in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to each of the Funds limits a Fund's aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2 1/2% of the first $30 million of that Fund's average net assets, 2% of the next $70 million of that Fund's average net assets, and 1/2% of that Fund's remaining average net assets. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis.

Distributor
-----------

         BISYS Fund Services serves as distributor for the Funds pursuant to the Distribution Agreement dated January 1, 1994, with respect to the Funds (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect as to each Fund for successive one-year periods if approved at least annually (i) by the Company's Board of Trustees or by the vote of a majority of the outstanding Shares of the Company, and (ii) by the vote of a majority of the Trustees of the Company who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement terminates automatically in the event of any assignment pursuant to the 1940 Act.

         For the fiscal year ended December 31, 1994, BISYS Fund Services received $_______ in deferred sales charges in connection with the Income Fund, of which it retained $_______; for the fiscal year ended December 31, 1995, BISYS Fund Services received $_______ in deferred sales charges in connection with the Income Fund, of which it retained $_______; and for the fiscal year ended December 31, 1996, BISYS Fund Services received $______ in deferred sales charges in connection with the Income Fund, of which it retained $_______. For the fiscal year ended December 31, 1994, BISYS Fund Services received $_______ in deferred sales charges in connection with the Growth Fund, of which it retained $_______, and for the fiscal year ended December 31, 1995, BISYS Fund Services received $_______ in deferred sales charges in connection with the Growth Fund, of which it retained $_______; and for the fiscal year ended December 31, 1996, BISYS Fund Services received $______ in deferred sales charges in connection with the Growth Fund, of which it retained $_______.

         As described in the Prospectus, the Company has adopted a Distribution Services Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund may pay a periodic amount calculated at an annual rate not to exceed 1% of the average daily net assets of a Fund for activities primarily intended to result in the sale of a Fund's shares. These amounts may include the payment of a service fee of up to 0.25% of the average daily net assets of a Fund for activities or expenses related to account maintenance or personal service to existing shareholders. For the fiscal year ended December 31, 1995, the Income Fund and the Growth Fund paid or reimbursed the Distributor pursuant to the Plan in the following amounts and for the following purposes; for the Income Fund; $10,778 was paid to sales personnel in connection with shareholder services; for the Growth Fund, $12,392 was paid to sales personnel in connection with shareholder services. For the fiscal year ended December 31, 1996, the Income Fund and the Growth Fund paid or reimbursed the Distributor pursuant to the Plan in the following amounts and for the following purposes; for the Income Fund; $____________ was paid for ___________; for the Growth Fund, $____________ was paid for_____________.

Custodian
---------

          Fifth Third Bank, Cincinnati, Ohio, serves as custodian (the "Custodian") to the Funds pursuant to the Custodian Agreement dated as of January 1, 1994 between the Company and the Custodian (the "Custodian Agreement"). The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting income on each Fund's investments. In consideration of such services, each of the Funds pays the Custodian an annual fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

         Unless sooner terminated, the Custodian Agreement will continue in effect until terminated by either party upon 60-days advance written notice to the other party.

         Boston Safe Deposit and Trust Company, Boston, Massachusetts (the "Sub-Custodian"), serves as sub-custodian for the International Fund pursuant to an agreement dated as of ____________, 1997 (the "Sub-Custodian Agreement"). In consideration of its services, the Sub-Custodian receives a fee based upon the value of assets maintained by it plus certain out-of-pocket expenses. Unless sooner terminated, the Sub-Custodian Agreement will continue in effect until terminated by either party upon 60 days advance written notice to the other party.

Transfer Agency, Shareholder Servicing and Fund Accounting Services
-------------------------------------------------------------------

         BISYS Fund Services Ohio, Inc. ("BISYS Fund Services Ohio, Inc." or the "Transfer Agent") serves as transfer agent and dividend disbursing agent for the Funds pursuant to the Transfer Agency Agreement dated January 1, 1994. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's Shareholders of record: maintenance of shareholder records; processing Shareholder purchase, exchange and redemption orders; processing transfers and exchanges of Shares of the Company on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services, the Transfer Agent receives a fee based on the number of Shareholders of record and is reimbursed for out-of-pocket expenses.

         In addition, BISYS Fund Services Ohio, Inc. provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated January 1, 1994. BISYS Fund Services Ohio, Inc. receives a fee from each Fund for such services based upon the total assets in that Fund. Under such Agreement, BISYS Fund Services Ohio, Inc. maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Custodian, affirmation to the Custodian of all portfolio trades and cash settlements, verification and reconciliation with the Custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

         Pursuant to a Shareholder Servicing Agreement, BISYS Fund Services provides administrative services to shareholders. Such services include changing dividend options, account designations, and addresses; administering shareholder records; transmitting and receiving funds in connection with shareholder orders; and providing other account administration services. The maximum aggregate fee for such services shall not exceed on an annual basis 0.25% of a Fund's average daily net assets.

Auditors
--------

         Coopers & Lybrand L.L.P., 100 East Broad Street, Columbus, Ohio 43215, serves as the independent accountants for the Company.

Legal Counsel
-------------

         Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, serves as counsel to the Company.

                             ADDITIONAL INFORMATION

Description of Shares
---------------------

         The Company was organized on September 30, 1993 as a Delaware business trust. The Company's Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are shares of beneficial interest, with a par value of $.01 per share. The Company presently has three separate investment portfolios (or series) of Shares. The Company's Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Company into one or more additional investment portfolios (or series) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Company, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Company voting without regard to Fund.

Vote of a Majority of the Outstanding Shares
--------------------------------------------

         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

Additional Tax Information
--------------------------

         TAXATION OF THE FUNDS. Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, in the case of a Fund, (i) stock or securities, (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months (the "30% Limitation"); (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income each taxable year.

         As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         DISTRIBUTIONS. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. Shareholder as ordinary income. A portion of either the Growth Fund's or the International Fund's income may consist of dividends paid by U.S. corporations and, accordingly, a portion of the dividends paid by these Funds may be eligible for the corporate dividends-received deduction. It is also possible that a portion of the income earned by the Income Fund may be in the form of dividends from fixed income preferred stock investments. Therefore, a portion of that Fund's income may also be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the Shareholder has held a Fund's Shares, and are not eligible for the dividends-received deduction. For federal tax purposes, distributions received from a Fund will be treated as described above whether received in cash or in additional shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the net asset value of a Share of a Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and Shareholders receiving distributions in the form of additional Shares will receive a report as to the net asset value of those Shares.

         ORIGINAL ISSUE DISCOUNT SECURITIES. Investments by a Fund in securities that are issued at a discount will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

         OPTIONS AND HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain options in which a Fund may invest are "section 1256 contracts". Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to Shareholders.

         Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to Shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         The 30% Limitation and the diversification requirements applicable to each Fund's assets may limit the extent to which each Fund will be able to engage in transactions in options.

         SHORT SALES "AGAINST THE BOX". If a Fund sells short "against the box," it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security against which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. Were that to occur, the affected security would again have to be held for the requisite period before its disposition to avoid treating that security as having been sold within the first three months of its holding period.

         MUNICIPAL OBLIGATIONS. If a Fund invests in tax-exempt municipal obligations from which it earns tax-exempt interest income, such income will not be tax-exempt in the hands of Shareholders. In order to avoid the payment of federal income and excise tax, the Fund may be required to distribute such income to Shareholders, to whom it will be taxable.

         OTHER INVESTMENT COMPANIES. It is possible that by investing in other investment companies, the Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.

         FOREIGN CURRENCY GAINS OR LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities and certain other instruments denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         PASSIVE FOREIGN INVESTMENT COMPANIES. If a Fund invests in stock of certain foreign investment companies through ADRs, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its Shareholders.

         A Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. A Fund may make an election with respect to those foreign investment companies which provide the Fund with the required information. In addition, a Fund may make other tax-related elections as those become available.

         SALE OF SHARES. Upon the sale or other disposition of Shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, a Shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on a disposition of Fund Shares held by the Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the Shareholder with respect to such Shares. Furthermore, a loss realized by a Shareholder on the redemption, sale or exchange of Shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such Shares have been held by the Shareholder for less than six months.

         FOREIGN WITHHOLDING TAXES. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

         BACKUP WITHHOLDING. Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability.

         FOREIGN SHAREHOLDERS. The tax consequences to a foreign Shareholder of an investment in a Fund may be different from those described herein. Foreign Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

         OTHER TAXATION. The Company is organized as a Delaware business trust and, under current law, neither the Company nor any Fund is liable for any income or franchise tax in the State of Delaware, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund Shareholders may be subject to state and local taxes on their Fund distributions. In certain states, Fund distributions that are derived from interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation. Also, in many states, Fund distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

Calculation of Performance Data
-------------------------------

         YIELD CALCULATIONS. As summarized in the Prospectus of the Funds under the heading "PERFORMANCE INFORMATION", yields of each of the Funds will be computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                       a-b
         Yield = 2 [(-------- + 1) to the 6th power - 1]
                       cd

Where:            a        =        dividends and interest earned during the
                                    period.

                  b        =        expenses accrued for the period (net of
                                    reimbursements).

                  c        =        the average daily number of Shares
                                    outstanding during the period that were
                                    entitled to receive dividends.

                  d        =        maximum offering price per share on the last
                                    day of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in that Fund. Interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that

Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

         For the 30-day period ended December 31, 1996, the yield for the Growth Fund was ____% and the yield for the Income Fund was ____%.

         During any given 30-day period, the Adviser or the Administrator may voluntarily waive all or a portion of their fees with respect to a Fund. Such waiver would cause the yield of that Fund to be higher than it would otherwise be in the absence of such a waiver.

         TOTAL RETURN CALCULATIONS. As summarized in the Prospectus of the Funds under the heading "PERFORMANCE INFORMATION," average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. The Funds compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual                          ERV
  Total Return              =       [(--------)to the 1/nth power - 1]
                                         P

Where:            ERV       =       ending redeemable value at the end of the
                                    period covered by the computation of a
                                    hypothetical $1,000 payment made at the
                                    beginning of the period.

                  P                 =       hypothetical initial payment of
                                            $1,000.

                  n                 =       period covered by the computation,
                                            expressed in terms of years.

         The Funds compute their aggregate total returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total                                ERV
  Return                            =       [(-----) - 1]
                                                P

                  ERV               =       ending redeemable value at the end
                                            of the period covered by the
                                            computation of a hypothetical $1,000
                                            payment made at the beginning of the
                                            period.

                  P                 =       hypothetical initial payment of
                                            $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         The average annual total return for the Growth Fund for the one year period ended December 31, 1996, was _____% assuming the deduction of the maximum contingent deferred sales charge of 4% at the end of the period, and was _____% assuming that the maximum contingent deferred sales charge had not been deducted. The average annual total return for the Income Fund for the one year period ended December 31, 1996, was _____% assuming the deduction of the maximum contingent deferred sales charge of 4% at the end of the period, and was _____% assuming that the maximum contingent deferred sales charge had not been deducted.

         With respect to the Growth Fund and the Income Fund, based upon the period beginning with each Fund's commencement of operations (January 4, 1994) through December 31, 1996, the average annual total return for the Growth Fund was _____% and for the Income Fund was ____%, assuming that the applicable contingent deferred sales charge had been deducted upon redemption at the end of the period indicated. Assuming that the applicable contingent deferred sales charge had not been deducted upon redemption at the end of the period indicated, the average annual total return for the Growth Fund for this period was _____% and for the Income Fund was ____%.

         With respect to the Growth Fund and the Income Fund, based upon the period beginning with each Fund's commencement of operations (January 4, 1994) through December 31, 1996, the aggregate total return for the Growth Fund was _____% and for the Income Fund was ____%, assuming that the applicable contingent deferred sales charge had been deducted upon redemption at the end of the period indicated. Assuming that the applicable contingent deferred sales charge had not been deducted upon redemption at the end of the period indicated, the aggregate total return for the Growth Fund was _____% and for the Income Fund was _____%.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' Shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

         DISTRIBUTION RATES. Each of the Funds may from time to time advertise current distribution rates in supplemental sales literature. Such rates are calculated in accordance with the method disclosed in the Prospectus.

Performance Comparisons
-----------------------

         Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies. Such comparisons may be made by referring to market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc., (a widely recognized independent service which monitors the performance of mutual funds). Comparisons may be made to the Domini Social Index, an index representing 400 companies that meet standards for corporate social responsibility as determined by Kinder, Lyndenberg, Domini & Company Inc., a firm specializing in providing research on corporations' social responsibility profiles. Comparisons may also be made to indices or data published in the following national financial publications:
IBC/Donoghue's Money Fund Report, Ibottson Associates of Chicago, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         From time to time, the Funds may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. The Funds may also include in advertisements and reports to Shareholders information comparing the performance of the Adviser or its predecessors to other investment advisers; such comparisons may be published by or included in Nelsons Directory of Investment Managers, Roger's, Casey/PIPER Manager Database or CDA/Cadence.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the investment adviser including, but not limited to,
(i) descriptions of the adviser's operations, (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser's operations.

         From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations.

         Current yields or total returns will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. A Fund's performance is a function of its quality, composition and maturity, as well as expenses allocated to the Fund.

Principal Shareholders
----------------------

         As of _____________, 1997, no persons or entities owned beneficially or of record 5% or more of either Funds' outstanding shares, except: Mennonite Mutual Aid Association, P.O. Box 483, Goshen, Indiana 46527, which owned of record ____% of the Growth Fund and ____% of the Income Fund, and The Mennonite Foundation, Inc., P.O. Box 483, Goshen, Indiana 46526, which owned of record ___% of the Growth Fund and ____% of the Income Fund.

Miscellaneous
-------------

         The Funds may include information in their Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends,
(2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for a Fund within the Company or (4) describes investment management strategies for such Funds. Such information is provided to inform Shareholders of the activities of the Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Company officers regarding expected trends and strategies.

         Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. The Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request from shareholders owning not less than 10% of the outstanding votes of the Company entitled to vote. At such a meeting, a vote of two-thirds of the outstanding shares of the Company has the power to remove one or more Trustees.

         The Company is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Company.

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

         Financial Statements for the Growth Fund and the Income Fund, including
notes thereto, and the report of                          thereon, dated
                 , are included in the Funds' Annual Report to Shareholders and incorporated by reference into this Statement of Additional Information. Copies of the Annual Report may be obtained upon request and without charge from the Funds at the address and telephone provided on the cover of this Statement of Additional Information.

                                    APPENDIX

Commercial Paper Ratings
------------------------

         A Standard & Poor's Corporation ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper.

         "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to posses extremely strong safety characteristics are denoted "A-1+."

         "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

         "B" - Issue has only a speculative capacity for timely payment.

         "C" - Issue has a doubtful capacity for payment.

         "D" - Issue is in payment default.

         Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization


                                      APP-1
characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuer does not fall within any of the Prime rating categories.

         The three rating categories of Duff & Phelps Credit Rating Co. ("Duff & Phelps") for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper.

         "Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         "Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         "Duff 1-" - Debt possesses high certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         "Duff-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         "Duff 3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         "Duff 4" - Debt possesses speculative investment characteristics.

         "Duff 5" - Issuer has failed to meet scheduled principal and/or interest payments.

                                      APP-2

         Fitch Investors Service, Inc. ("Fitch") short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F-1+" - Securities possess exceptionally strong credit quality. Issuers assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         "F-2" - Securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

         "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes in financial and economic conditions.

         "D" - Securities are in actual or imminent payment default.

         Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

         Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-banks; non United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

         "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.



                                     APP-3

         "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

         "A1+" - Obligations are supported by the highest capacity for timely repayment.

         "A1" - Obligations are supported by a strong capacity for timely repayment.

         "A2" - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

         "A3" - Obligations are supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

         "B" - Obligations capacity for timely repayment is susceptible changes in business, economic, or financial conditions.

         "C" - Obligations have an inadequate capacity to ensure timely repayment.

         "D" - Obligations have a high risk of default or are currently in default.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         "AAA" - This designation represents the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

         "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


                                     APP-4

         "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         "BB," "B," "CCC," "CC," and "C" - Debt that possesses one of these ratings is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         "CI" - This rating is reserved for income bonds on which no interest is being paid.

         "D" - Debt is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


                                     APP-5

         "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing, "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (--) - Bonds for which the security depends upon the completion of some act or the fulfillment of some conditions are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

         The following summarizes the ratings used by Duff & Phelps for corporate and municipal long-term debt:

         "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         "A" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.


                                     APP-6

         "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with divided arrearages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

         The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

         "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


                                     APP-7

         "BB," "B," "CCC," "C," "DDD," "DD," and "D" - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

         To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

         "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

         "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

         "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.


                                     APP-8

         IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; nonUnited States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

         "AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

         "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BB," "B," "CCC," and "CC" - These obligations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         "D" - This designation indicates that the long-term debt is in default.

         PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


                                     APP-9

                                     PART C
                                     ------

                                OTHER INFORMATION
                                -----------------

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  (a) FINANCIAL STATEMENTS (with respect to MMA Praxis Intermediate Income Fund and MMA Praxis Growth Fund)

                           Included in Part A:

                           Financial Highlights(6)

                           Incorporated by Reference in Part B:

                           Statements of Assets and Liabilities as of December 31, 1996(6)

                           Statements of Operations for the year ended December 31, 1996(6)

                           Statements of Changes in Net Assets for the periods ended December 31, 1995 and December 31, 1996(6)

                           Schedules of Portfolio Investments as of December 31, 1996(6)

                           Report of Independent Accountants(6)

--------------------
1 Filed in Registrant's initial Registration Statement on September 30, 1993, and incorporated by reference herein.

2 Filed in Pre-Effective Amendment No. 1 to the Registration Statement on December 13, 1993, and incorporated by reference herein.

3 Filed in Pre-Effective Amendment No. 2 to the Registration Statement on December 28, 1993, and incorporated by reference herein.

4 Filed on February 23, 1996 with Registrant's Rule 24f-2 Notice, and incorporated by reference herein.

5 Filed in Post-Effective Amendment No. 1 to the Registration Statement on June 30, 1994, and incorporated by reference herein.

6        To be filed by amendment.

                  (b)      Exhibits
                           --------

                           (1)      (a)     Amended and Restated Agreement and
                                            Declaration of Trust(2)

                                    (b)     Certificate of Trust(1)

                           (2)      By-Laws(2)

                           (3)      Not Applicable

                           (4) Certificates for Shares are not issued. Articles III and V of the Registrant's Declaration of Trust define rights of holders of Shares.

                           (5)(a) Investment Advisory Agreement (with respect to MMA Praxis Intermediate Income Fund and MMA Praxis Growth Fund)(3)

                               (b) Investment Advisory Agreement (with respect to MMA Praxis International Fund)(6)

                               (c)  Sub-Advisory Agreement with Oechsle
                                    International Advisors (with respect to MMA
                                    Praxis International Fund)(6)

                           (6) Distribution Agreement between Registrant and BISYS Fund Services(3)

                           (7)      Not Applicable

                           (8)(a) Custody Agreement between Registrant and Fifth Third Bank(3)

                              (b) Custody Agreement between Registrant and
                                  Boston Safe Deposit and Trust Company (with respect to MMA Praxis International Fund)(6)

                           (9)      (a)     Management and Administration
                                            Agreement between the Registrant and
                                            BISYS Fund Services(3)

                                    (b)     Fund Accounting Agreement between
                                            the Registrant and BISYS Fund
                                            Services Ohio, Inc.(3)

                                    (c)     Transfer Agency Agreement between
                                            the Registrant and BISYS Fund
                                            Services Ohio, Inc.(3)

                           (10)     Opinion and Consent of Counsel(4)

                           (11)     Consent of Independent Accountants(6)

                           (12)     Not Applicable

                           (13)     Letters concerning Initial Capital(3)

                           (14)     Not Applicable

                           (15)     Distribution Services Plan(3)

                           (16) Schedules Showing Computation of Performance Calculations(5)

                           (27)     Financial Data Schedules(6)

Item 25.          Persons Controlled by or Under Common Control with Registrant
--------          -------------------------------------------------------------

                  Not applicable.

Item 26.          Number of Record Holders
--------          ------------------------

                  As of December 31, 1996, the number of record holders of each series of the Registrant was as follows:

                  MMA Praxis Intermediate Income Fund        -       1,514
                  MMA Praxis Growth Fund                     -       5,836

Item 27.          Indemnification
--------          ---------------

                  Reference is made to Article VII of the Registrant's Declaration of Trust (Exhibit 1(a) and Article VI of the Registrant's By-Laws (Exhibit 2(a)), which are incorporated by reference herein.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the

                  Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.          Business and Other Connections of Investment Adviser and its
--------          ------------------------------------------------------------
                  Officers and Directors
                  ----------------------

                  The business of the Adviser is summarized under "MANAGEMENT OF THE COMPANY - Investment Adviser" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference. The business or other connections of each director and officer of the Advisor is currently listed in the Adviser's investment adviser registration on Form ADV (File No. 801-36323) and is hereby incorporated herein by reference thereto.

Item 29.          Principal Underwriter
--------          ---------------------

         (a) BISYS Fund Services, Limited Partnership ("BISYS Fund Services") acts as distributor and administrator for Registrant. BISYS Fund Services also distributes the securities of the American Performance Funds, the AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, First Choice Funds Trust, Fountain Square Funds, HSBC Family of Funds, The HighMark Group, The Infinity Mutual Funds, Inc., The Kent Funds, Marketwatch Funds, M.S.D.&T Funds, Pacific Capital Funds, Parkstone Group of Funds, the Parkstone Advantage Funds, Pegasus Funds, Qualivest Funds, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc. dba Key Mutual Funds, The Sessions Group, Summit Investment Trust, The Time Horizon Funds and The Victory Portfolios.

         (b) Partners of BISYS Fund Services, as of December 31, 1996, were as follows:

                                                     Positions and                      Positions and
Name and Principal                                   Offices with                       Offices with
Business Address                                     BISYS Fund Services                Registrant
----------------                                     -------------------                ----------

BISYS Fund Services, Inc.                            Sole General Partner               None
3435 Stelzer Road
Columbus, Ohio  43219

WC Subsidiary Corporation                            Sole Limited Partner               None
150 Clove Road
Little Falls, New Jersey  07424

The BISYS Group, Inc.                                Sole Shareholder                   None
150 Clove Road
Little Falls, New Jersey  07424

         (c)      Not Applicable.

Item 30.          Location of Accounts and Records
--------          --------------------------------

                  The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of MMA Capital Management, 1110 North Main Street, Goshen, Indiana 46527 (records relating to its function as adviser for MMA Praxis Intermediate Income Fund, MMA Praxis Growth Fund and MMA Praxis International Fund), Oechsle International Advisors, One International Place, Boston, Massachusetts 02110 (records relating to its function as investment sub- adviser to MMA Praxis International Fund), BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as general manager, administrator and distributor), and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent).

Item 31.          Management Services
--------          -------------------

                  Not Applicable.

Item 32.          Undertakings.
--------          -------------

                  (a)      Not Applicable.

                  (b) Registrant undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from MMA Praxis International Fund's commencement of operations.


                  (c) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge, in the event that the information called for by Item 5A of Form N-1A has been presented in the Registrant's latest annual report to shareholders.

                  (d) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington and the District of Columbia, on the 16th day of January, 1997.

                                              MMA PRAXIS MUTUAL FUNDS

                                              ---------------------------------
                                              J. B. Miller, President*

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                   Title                                           Date
---------                                   -----                                           ----

                                            President                              January 16, 1997
----------------------
J. B. Miller*

                                            Vice President and                     January 16, 1997
----------------------                      Treasurer (Principal
George R. Landreth*                         Financial and Accounting
                                            Officer)


                                            Chairman and Trustee                   January 16, 1997
----------------------
Howard L. Brenneman*

                                            Trustee                                January 16, 1997
----------------------
Richard Reimer*

                                            Trustee                                January 16, 1997
----------------------
Karen Klassen Harder*

                                            Trustee                                January 16, 1997
----------------------
Donald E. Showalter*

                                            Trustee                                January 16, 1997
----------------------
Allen Yoder, Jr.*

                                            Trustee                                     January 16, 1997
-------------------------------
Wilfred E. Nolen**

                                            Trustee                                     January 16, 1997
--------------------------------
Beryl Mae Hartzler Brubaker***

*By:
          -------------------------
          Jeffrey L. Steele
          Attorney-in-fact

* Pursuant to Powers of Attorney filed with Pre-Effective Amendment No. 1 filed on December 13, 1993.

** Pursuant to Power of Attorney filed with Post-Effective Amendment No. 3 filed on April 30, 1996.

***      Pursuant to Power of Attorney filed herewith.

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Jeffrey L. Steele, Patrick W.D. Turley, Robert L. Tuch, Clint Barker and Patricia Bingham, and each of them, her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for her in her name, place, and stead, to sign any and all registration statements applicable to the MMA Praxis Mutual Funds and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, or the securities administrator of any jurisdiction, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

January 9, 1997                          /s/ Beryl Mae Hartzler Brubaker
                                         -------------------------------
                                         Beryl Mae Hartzler Brubaker